Schedule of Investments (unaudited) March 31, 2023	iShares MSCI Total International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$1,484,429,114

Total Investments — 100.1% (Cost: $1,243,617,353)	1,484,429,114

Liabilities in Excess of Other Assets — (0.1)%	(1,070,821)

Net Assets — 100.0%	$ 1,483,358,293

iShares MSCI Total International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2023, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,484,429,114 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
Ampol Ltd.	14,063	$286,715
ANZ Group Holdings Ltd.	183,128	2,822,023
APA Group	76,671	520,843
Aristocrat Leisure Ltd.	35,775	894,465
ASX Ltd.	11,217	489,854
Aurizon Holdings Ltd.	137,482	309,659
BHP Group Ltd., Class DI	310,273	9,808,948
BlueScope Steel Ltd.	28,378	384,107
Brambles Ltd.	86,583	780,654
Cochlear Ltd.	4,363	694,591
Coles Group Ltd.	85,106	1,028,307
Commonwealth Bank of Australia(a)	104,216	6,880,915
Computershare Ltd.	37,235	540,846
CSL Ltd.	29,504	5,714,052
Dexus	79,034	399,582
EBOS Group Ltd.	9,962	290,293
Endeavour Group Ltd.	107,538	488,577
Fortescue Metals Group Ltd.	109,213	1,641,642
Glencore PLC	633,219	3,643,678
Goodman Group	107,787	1,367,799
GPT Group	129,031	368,739
IDP Education Ltd.	11,853	218,433
IGO Ltd.	49,565	425,027
Insurance Australia Group Ltd.	147,382	463,913
Lendlease Corp. Ltd.	60,379	293,841
Lottery Corp. Ltd.	129,358	444,908
Macquarie Group Ltd.	22,267	2,636,406
Medibank Pvt Ltd.	164,677	371,622
Mineral Resources Ltd.	9,818	530,731
Mirvac Group	235,746	330,190
National Australia Bank Ltd.	193,974	3,614,385
Newcrest Mining Ltd.	59,268	1,057,957
Northern Star Resources Ltd.	67,287	551,764
Orica Ltd.	24,537	253,477
Origin Energy Ltd.	97,545	543,237
Pilbara Minerals Ltd.(a)	156,835	417,244
Qantas Airways Ltd.(b)	53,113	237,067
QBE Insurance Group Ltd.	88,957	870,935
Ramsay Health Care Ltd.	12,189	544,643
REA Group Ltd.(a)	3,076	286,817
Reece Ltd.(a)	18,949	222,079
Rio Tinto Ltd.	22,915	1,841,215
Rio Tinto PLC	68,870	4,674,750
Santos Ltd.(a)	204,776	942,461
Scentre Group	309,996	573,828
SEEK Ltd.	20,381	329,461
Sonic Healthcare Ltd.	30,007	703,453
South32 Ltd.	293,566	860,362
Stockland	142,150	380,648
Suncorp Group Ltd.	75,488	613,349
Telstra Group Ltd.	237,222	671,671
Transurban Group	188,036	1,795,439
Treasury Wine Estates Ltd.	49,291	432,716
Vicinity Ltd.	389,769	509,758
Washington H Soul Pattinson & Co. Ltd.	11,162	226,218
Wesfarmers Ltd.	68,475	2,314,353
Westpac Banking Corp.	211,376	3,077,552
WiseTech Global Ltd.	7,672	337,980

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	116,295	$2,598,047
Woolworths Group Ltd.	77,396	1,967,615

		78,521,841

Austria — 0.1%
Erste Group Bank AG	23,186	768,137
OMV AG	9,141	419,783
Verbund AG	4,162	362,022
Voestalpine AG	8,881	301,978

		1,851,920

Belgium — 0.6%
Ageas SA/NV	9,563	413,679
Anheuser-Busch InBev SA	54,388	3,625,495
D’ieteren Group	1,280	249,065
Elia Group SA	2,515	332,122
Groupe Bruxelles Lambert NV	6,898	588,676
KBC Group NV	15,194	1,043,991
Sofina SA	925	207,752
Solvay SA	4,759	544,269
UCB SA	7,230	646,189
Umicore SA	13,889	471,132
Warehouses De Pauw CVA	14,206	422,431

		8,544,801

Brazil — 1.0%
Ambev SA	304,175	859,992
Atacadao SA	57,685	141,013
B3 SA - Brasil Bolsa Balcao	363,639	742,567
Banco Bradesco SA	98,456	230,189
Banco BTG Pactual SA	89,066	345,302
Banco do Brasil SA	51,395	396,582
Banco Santander Brasil SA	25,605	135,389
BB Seguridade Participacoes SA	53,016	340,055
CCR SA	108,443	273,865
Centrais Eletricas Brasileiras SA	68,201	447,815
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	216,322
Cia Siderurgica Nacional SA	38,838	118,312
Cosan SA	67,148	199,916
CPFL Energia SA	19,091	119,214
Energisa SA	7,713	61,145
Engie Brasil Energia SA	24,488	194,080
Equatorial Energia SA	70,473	374,859
Hapvida Participacoes e Investimentos SA(b)(c)	196,630	101,643
Hypera SA	36,235	269,522
JBS SA	44,372	156,269
Klabin SA	50,466	180,120
Localiza Rent a Car SA	48,407	510,005
Lojas Renner SA	59,690	195,141
Magazine Luiza SA(b)	159,612	104,236
Natura & Co. Holding SA	41,125	107,104
Petro Rio SA(b)	59,476	366,001
Petroleo Brasileiro SA	222,480	1,162,780
Raia Drogasil SA	52,091	251,285
Rede D’Or Sao Luiz SA(c)	40,523	169,817
Rumo SA	94,600	351,825
Sendas Distribuidora SA	71,970	220,662
Suzano SA	45,386	372,512
Telefonica Brasil SA	36,383	277,514
TIM SA	41,040	101,862
TOTVS SA	46,436	257,996
Ultrapar Participacoes SA	45,628	125,673
Vale SA	234,159	3,709,344

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vibra Energia SA	77,463	$220,233
WEG SA	97,709	781,718

		15,189,879

Canada — 7.4%
Agnico Eagle Mines Ltd.	28,398	1,447,741
Air Canada(a)(b)	13,677	193,795
Algonquin Power & Utilities Corp.(a)	52,297	438,807
Alimentation Couche-Tard, Inc.	50,080	2,517,896
AltaGas Ltd.	16,709	278,545
ARC Resources Ltd.(a)	37,788	428,627
Bank of Montreal(a)	41,127	3,663,240
Bank of Nova Scotia(a)	73,277	3,690,688
Barrick Gold Corp.(a)	112,792	2,093,934
BCE, Inc.	4,874	218,329
Brookfield Asset Management Ltd., Class A(a)	20,213	662,101
Brookfield Corp.	85,307	2,779,184
BRP, Inc.(a)	3,536	276,705
CAE, Inc.(a)(b)	18,506	418,456
Cameco Corp.	29,318	767,713
Canadian Apartment Properties REIT(a)	5,093	178,660
Canadian Imperial Bank of Commerce	54,443	2,308,641
Canadian National Railway Co.	35,985	4,246,044
Canadian Natural Resources Ltd.(a)	68,686	3,800,981
Canadian Pacific Railway Ltd.(a)	56,956	4,385,802
Canadian Tire Corp. Ltd., Class A(a)	3,349	437,043
Canadian Utilities Ltd., Class A	7,661	213,476
CCL Industries, Inc., Class B	9,439	468,912
Cenovus Energy, Inc.	87,887	1,533,389
CGI, Inc.(b)	13,422	1,293,537
Constellation Software, Inc.(a)	1,255	2,359,484
Descartes Systems Group, Inc.(b)	3,661	295,481
Dollarama, Inc.	16,767	1,002,050
Element Fleet Management Corp.	24,611	323,230
Emera, Inc.(a)	15,570	639,620
Empire Co. Ltd., Class A	13,424	359,861
Enbridge, Inc.(a)	129,082	4,921,639
Fairfax Financial Holdings Ltd.	1,441	958,353
First Quantum Minerals Ltd.	36,736	844,534
FirstService Corp.(a)	2,427	341,971
Fortis, Inc.(a)	29,565	1,256,759
Franco-Nevada Corp.	11,456	1,670,974
George Weston Ltd.	4,123	546,378
GFL Environmental, Inc.	10,858	374,386
Gildan Activewear, Inc.(a)	8,732	290,098
Great-West Lifeco, Inc.(a)	18,393	487,486
Hydro One Ltd.(a)(c)	22,519	641,163
iA Financial Corp., Inc.	6,622	419,712
IGM Financial, Inc.(a)	4,062	121,394
Imperial Oil Ltd.(a)	14,693	747,207
Intact Financial Corp.(a)	10,199	1,459,630
Ivanhoe Mines Ltd., Class A(a)(b)	38,741	350,002
Keyera Corp.(a)	13,079	286,354
Kinross Gold Corp.(a)	87,836	413,346
Loblaw Cos. Ltd.	9,397	856,403
Lundin Mining Corp.	38,227	259,655
Magna International, Inc.(a)	16,814	900,603
Manulife Financial Corp.(a)	121,428	2,228,202
Metro, Inc.	14,973	823,598
National Bank of Canada	20,607	1,473,976
Northland Power, Inc.	14,059	352,437
Nutrien Ltd.(a)	33,008	2,437,683

Security	Shares	Value

Canada (continued)
Nuvei Corp.(b)(c)	3,298	$143,682
Onex Corp.	4,171	194,986
Open Text Corp.(a)	16,171	623,747
Pan American Silver Corp.(a)	12,045	219,778
Parkland Corp.	13,910	333,469
Pembina Pipeline Corp.(a)	33,852	1,096,589
Power Corp. of Canada(a)	33,027	844,064
Quebecor, Inc., Class B	9,595	237,195
Restaurant Brands International, Inc.	18,103	1,215,305
RioCan Real Estate Investment Trust	9,233	139,298
Ritchie Bros Auctioneers, Inc.(a)	11,647	655,300
Rogers Communications, Inc., Class B	21,603	1,001,267
Royal Bank of Canada	85,240	8,151,883
Saputo, Inc.(a)	16,184	418,760
Shaw Communications, Inc., Class B	28,856	863,438
Shopify, Inc., Class A(b)	72,177	3,460,651
Sun Life Financial, Inc.(a)	37,169	1,736,478
Suncor Energy, Inc.(a)	82,620	2,565,102
TC Energy Corp.(a)	65,430	2,545,065
Teck Resources Ltd., Class B(b)	29,755	1,086,503
TELUS Corp.	30,289	601,298
TFI International, Inc.	4,920	587,087
Thomson Reuters Corp.	10,347	1,346,220
TMX Group Ltd.(a)	3,964	400,360
Toromont Industries Ltd.	4,747	389,630
Toronto-Dominion Bank(a)	111,398	6,672,340
Tourmaline Oil Corp.	18,713	779,812
West Fraser Timber Co. Ltd.(a)	3,452	246,225
Wheaton Precious Metals Corp.	29,326	1,412,378
WSP Global, Inc.	7,721	1,011,357

		110,165,182

Chile — 0.1%
Antofagasta PLC	24,306	476,093
Banco de Chile	3,300,922	320,587
Banco de Credito e Inversiones SA	2,607	76,420
Banco Santander Chile	3,205,454	142,148
Cencosud SA	73,021	141,102
Cia Cervecerias Unidas SA	4,404	33,873
Cia Sud Americana de Vapores SA	1,681,449	167,576
Empresas CMPC SA	65,894	110,121
Empresas COPEC SA	39,808	280,948
Enel Americas SA	1,282,819	168,968
Enel Chile SA	1,792,039	97,753
Falabella SA	52,829	121,490

		2,137,079

China — 8.8%
360 DigiTech, Inc.(a)	5,031	97,601
360 Security Technology, Inc., Class A	73,500	187,028
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	61,232
3SBio, Inc.(c)	95,500	95,044
AAC Technologies Holdings, Inc.(a)(b)	49,000	121,195
Advanced Micro-Fabrication Equipment, Inc. China, Class A(b)	5,400	116,313
AECC Aviation Power Co. Ltd., Class A	7,600	47,820
Agricultural Bank of China Ltd., Class A	289,800	131,198
Agricultural Bank of China Ltd., Class H	1,815,000	672,141
Aier Eye Hospital Group Co. Ltd., Class A	21,284	96,180
Air China Ltd., Class A(b)	20,298	31,639
Air China Ltd., Class H(b)	60,000	53,662
Airtac International Group	8,371	327,385

2

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd.(b)	920,652	$11,660,506
Alibaba Health Information Technology Ltd.(b)	304,000	219,251
Aluminum Corp. of China Ltd., Class A	100,100	80,416
Aluminum Corp. of China Ltd., Class H	164,000	83,067
Angel Yeast Co. Ltd., Class A	6,000	36,433
Anhui Conch Cement Co. Ltd., Class A	17,700	72,719
Anhui Conch Cement Co. Ltd., Class H	89,500	310,181
Anhui Gujing Distillery Co. Ltd., Class A	1,500	64,493
Anhui Gujing Distillery Co. Ltd., Class B	8,500	151,781
ANTA Sports Products Ltd.	77,800	1,129,587
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	54,314
Autohome, Inc., ADR	3,727	124,743
AviChina Industry & Technology Co. Ltd., Class H	116,000	60,953
Baidu, Inc., Class A(b)	140,452	2,646,294
Bank of Beijing Co. Ltd., Class A	100,100	64,135
Bank of Chengdu Co. Ltd., Class A	6,800	13,419
Bank of China Ltd., Class A	4,300	2,114
Bank of China Ltd., Class H	5,059,000	1,939,453
Bank of Communications Co. Ltd., Class A	336,200	250,048
Bank of Communications Co. Ltd., Class H	517,700	325,584
Bank of Hangzhou Co. Ltd., Class A	70,800	119,624
Bank of Jiangsu Co. Ltd., Class A	54,240	55,470
Bank of Nanjing Co. Ltd., Class A	57,500	74,974
Bank of Ningbo Co. Ltd., Class A	28,160	111,835
Bank of Shanghai Co. Ltd., Class A	76,510	66,716
Baoshan Iron & Steel Co. Ltd., Class A	75,798	68,814
BBMG Corp., Class A	45,700	16,292
BeiGene Ltd.(b)	42,669	710,213
Beijing Capital International Airport Co. Ltd., Class H(b)	100,000	73,649
Beijing Enterprises Holdings Ltd.	21,000	75,591
Beijing Kingsoft Office Software, Inc., Class A	3,200	220,287
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,785	80,866
Bilibili, Inc., Class Z(b)	10,099	237,632
BOC Hong Kong Holdings Ltd.	242,500	754,964
BOE Technology Group Co. Ltd., Class A	158,600	102,461
Budweiser Brewing Co. APAC Ltd.(c)	114,100	347,244
BYD Co. Ltd., Class A	6,700	249,570
BYD Co. Ltd., Class H	49,500	1,456,099
BYD Electronic International Co. Ltd.	62,500	194,507
CGN Power Co. Ltd., Class H(c)	675,000	161,605
Changchun High & New Technology Industry Group, Inc., Class A	2,200	52,311
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	30,238
China Cinda Asset Management Co. Ltd., Class H	522,000	65,976
China CITIC Bank Corp. Ltd., Class H	547,000	275,175
China Coal Energy Co. Ltd., Class H	194,000	147,223
China Communications Services Corp. Ltd., Class H	138,000	67,905
China Conch Venture Holdings Ltd.	96,000	168,118
China Construction Bank Corp., Class A	83,600	72,261
China Construction Bank Corp., Class H	5,890,000	3,811,978
China CSSC Holdings Ltd., Class A	30,600	104,427
China Energy Engineering Corp. Ltd., Class A	19,100	6,700
China Everbright Bank Co. Ltd., Class A	282,300	114,616
China Evergrande Group(b)(d)	103,000	11,355
China Feihe Ltd.(c)	213,000	159,634
China Galaxy Securities Co. Ltd., Class A	57,500	84,103
China Galaxy Securities Co. Ltd., Class H	413,500	208,186
China Hongqiao Group Ltd.	133,000	127,810
China International Capital Corp. Ltd., Class A	6,800	38,505
China International Capital Corp. Ltd., Class H(c)	82,400	165,322
China Lesso Group Holdings Ltd.	65,000	58,078

Security	Shares	Value

China (continued)
China Life Insurance Co. Ltd., Class A	7,300	$35,377
China Life Insurance Co. Ltd., Class H	474,000	777,866
China Literature Ltd.(b)(c)	21,400	110,511
China Longyuan Power Group Corp. Ltd., Class H	181,000	206,487
China Medical System Holdings Ltd.	81,000	127,799
China Meidong Auto Holdings Ltd.	36,000	77,648
China Mengniu Dairy Co. Ltd.	198,000	811,690
China Merchants Bank Co. Ltd., Class A	74,000	368,468
China Merchants Bank Co. Ltd., Class H	248,578	1,262,283
China Merchants Energy Shipping Co. Ltd., Class A	133,700	136,432
China Merchants Securities Co. Ltd., Class A	26,300	52,776
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	65,206
China Minsheng Banking Corp. Ltd., Class A	159,000	79,867
China Minsheng Banking Corp. Ltd., Class H(a)	361,180	123,758
China National Building Material Co. Ltd., Class H	228,000	187,399
China National Nuclear Power Co. Ltd., Class A	127,500	118,670
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	29,251
China Oilfield Services Ltd., Class H	182,000	187,095
China Overseas Land & Investment Ltd.	245,500	592,263
China Overseas Property Holdings Ltd.	85,000	103,700
China Pacific Insurance Group Co. Ltd., Class A	73,200	276,164
China Pacific Insurance Group Co. Ltd., Class H(a)	156,800	415,691
China Petroleum & Chemical Corp., Class A	186,500	152,405
China Petroleum & Chemical Corp., Class H	1,624,400	958,591
China Railway Group Ltd., Class A	122,200	122,278
China Railway Group Ltd., Class H	230,000	140,355
China Resources Cement Holdings Ltd.	122,000	59,908
China Resources Gas Group Ltd.	48,000	176,564
China Resources Land Ltd.	207,111	943,149
China Resources Mixc Lifestyle Services Ltd.(a)(c)	19,400	102,000
China Resources Pharmaceutical Group Ltd.(c)	170,000	134,512
China Resources Sanjiu Medical and Pharmaceutical Co. Ltd., Class A	16,900	141,263
China Ruyi Holdings Ltd.(b)	596,000	155,870
China Shenhua Energy Co. Ltd., Class A	31,800	130,273
China Shenhua Energy Co. Ltd., Class H	204,500	643,545
China Southern Airlines Co. Ltd., Class H(b)	152,000	108,444
China State Construction Engineering Corp. Ltd., Class A	145,500	122,655
China State Construction International Holdings Ltd.	188,000	212,690
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	93,196
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	5,500	135,748
China Tourism Group Duty Free Corp. Ltd., Class A	7,000	186,896
China Tower Corp. Ltd., Class H(c)	2,650,000	320,729
China United Network Communications Ltd., Class A	225,300	177,722
China Vanke Co. Ltd., Class A	62,901	138,967
China Vanke Co. Ltd., Class H	86,200	136,019
China Yangtze Power Co. Ltd., Class A	90,600	279,963
China Zheshang Bank Co. Ltd., Class A(b)	198,400	82,618
Chinasoft International Ltd.	150,000	95,028
Chongqing Changan Automobile Co. Ltd., Class A	55,510	96,535
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	44,203
Chow Tai Fook Jewellery Group Ltd.	165,800	329,461
CITIC Ltd.	346,000	404,409
CITIC Securities Co. Ltd., Class A	36,915	110,153
CITIC Securities Co. Ltd., Class H	171,450	366,731
CMOC Group Ltd., Class A	169,700	147,756
CMOC Group Ltd., Class H	213,000	128,936

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	8,700	$514,876
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	12,400	24,428
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	113,116
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	202,195
Country Garden Holdings Co. Ltd.(a)	447,270	125,588
Country Garden Services Holdings Co. Ltd.	107,000	184,478
CRRC Corp. Ltd., Class A	206,600	184,112
CRRC Corp. Ltd., Class H	309,000	168,663
CSC Financial Co. Ltd., Class A	14,300	53,403
CSPC Pharmaceutical Group Ltd.	534,400	523,881
Dali Foods Group Co. Ltd.(c)	175,500	73,173
Daqin Railway Co. Ltd., Class A	53,300	55,814
Daqo New Energy Corp., ADR(a)(b)	4,761	223,005
Dongfeng Motor Group Co. Ltd., Class H	138,000	64,827
Dongyue Group Ltd.	93,000	96,124
East Buy Holding Ltd.(a)(b)(c)	26,000	111,293
East Money Information Co. Ltd., Class A	71,875	209,609
Ecovacs Robotics Co. Ltd., Class A	1,800	21,594
ENN Energy Holdings Ltd.	50,400	690,126
Eve Energy Co. Ltd., Class A	4,600	46,708
Everbright Securities Co. Ltd., Class A	28,900	64,018
Fangda Carbon New Material Co. Ltd., Class A(b)	10,420	9,772
Flat Glass Group Co. Ltd., Class A	18,000	89,904
Flat Glass Group Co. Ltd., Class H	16,000	45,763
Focus Media Information Technology Co. Ltd., Class A	37,300	37,252
Foshan Haitian Flavouring & Food Co. Ltd., Class A	23,810	265,123
Fosun International Ltd.(a)	131,500	96,360
Foxconn Industrial Internet Co. Ltd., Class A	36,800	92,044
Futu Holdings Ltd., ADR(a)(b)	4,810	249,399
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	65,767
Fuyao Glass Industry Group Co. Ltd., Class H(c)	38,800	169,180
Ganfeng Lithium Group Co. Ltd., Class A	10,780	104,416
Ganfeng Lithium Group Co. Ltd., Class H(c)	29,040	180,959
GD Power Development Co. Ltd., Class A(b)	235,600	130,430
GDS Holdings Ltd., Class A(b)	52,272	122,791
Geely Automobile Holdings Ltd.	403,000	519,315
Genscript Biotech Corp.(b)	68,000	145,476
GF Securities Co. Ltd., Class A	12,900	29,607
GF Securities Co. Ltd., Class H(a)	93,600	132,389
GigaDevice Semiconductor, Inc., Class A	980	17,449
Ginlong Technologies Co. Ltd., Class A(b)	4,800	93,418
GoerTek, Inc., Class A	17,700	55,226
Gotion High-tech Co. Ltd., Class A	16,100	69,892
Great Wall Motor Co. Ltd., Class A	13,605	55,464
Great Wall Motor Co. Ltd., Class H(a)	164,500	203,544
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	48,568
Greentown China Holdings Ltd.	83,500	108,071
Greentown Service Group Co. Ltd.	94,000	59,299
Guangdong Haid Group Co. Ltd., Class A	10,700	90,875
Guangzhou Automobile Group Co. Ltd., Class H	176,400	111,468
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	62,087
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	44,022
Guotai Junan Securities Co. Ltd., Class A	55,544	116,209
H World Group Ltd., ADR(a)(b)	12,752	624,593
Haidilao International Holding Ltd.(b)(c)	66,000	178,872
Haier Smart Home Co. Ltd., Class A	41,800	137,830
Haier Smart Home Co. Ltd., Class H(a)	144,200	451,530
Haitian International Holdings Ltd.	51,000	132,202

Security	Shares	Value

China (continued)
Haitong Securities Co. Ltd., Class A	45,000	$57,770
Haitong Securities Co. Ltd., Class H	173,200	108,115
Hangzhou First Applied Material Co. Ltd., Class A	15,540	132,828
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	84,681
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	6,200	58,415
Hansoh Pharmaceutical Group Co. Ltd.(c)	56,000	97,075
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	55,840
Hengan International Group Co. Ltd.(a)	39,000	180,650
Hengli Petrochemical Co. Ltd., Class A	26,600	62,750
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	136,990
Hoshine Silicon Industry Co. Ltd., Class A	3,800	45,949
Hua Hong Semiconductor Ltd.(b)(c)	32,000	141,885
Huadian Power International Corp. Ltd., Class A	158,200	133,399
Hualan Biological Engineering, Inc., Class A	10,800	34,394
Huaneng Power International, Inc., Class A(b)	97,400	121,476
Huaneng Power International, Inc., Class H(b)	192,000	100,862
Huatai Securities Co. Ltd., Class A	31,600	58,776
Huatai Securities Co. Ltd., Class H(c)	84,000	95,889
Huaxia Bank Co. Ltd., Class A	132,899	104,138
Huayu Automotive Systems Co. Ltd., Class A	8,300	20,210
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	112,972
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	21,600	154,019
Iflytek Co. Ltd., Class A	8,600	79,674
Imeik Technology Development Co. Ltd., Class A	1,400	113,869
Industrial & Commercial Bank of China Ltd., Class A	240,400	156,064
Industrial & Commercial Bank of China Ltd., Class H	3,547,000	1,885,015
Industrial Bank Co. Ltd., Class A	73,700	181,381
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	52,764
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	82,051
Inner Mongolia Yitai Coal Co. Ltd., Class B	60,200	88,482
Innovent Biologics, Inc.(a)(b)(c)	64,000	287,073
iQIYI, Inc., ADR(a)(b)	11,889	86,552
JA Solar Technology Co. Ltd., Class A	13,160	109,541
JD Health International, Inc.(b)(c)	69,600	516,081
JD.com, Inc., Class A	137,346	2,999,114
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	86,099
Jiangsu Expressway Co. Ltd., Class H	158,000	146,935
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	63,612
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	21,312	132,756
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	124,800
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	112,023
Jiangxi Copper Co. Ltd., Class A	43,400	124,902
Jiangxi Copper Co. Ltd., Class H	68,000	115,125
Jiumaojiu International Holdings Ltd.(a)(c)	34,000	80,829
Kanzhun Ltd., ADR(a)(b)	12,811	243,793
KE Holdings, Inc., ADR(a)(b)	43,487	819,295
Kingboard Holdings Ltd.	36,500	112,231
Kingdee International Software Group Co. Ltd.(b)	154,000	248,768
Kingsoft Corp. Ltd.	92,400	454,231
Kuaishou Technology(b)(c)	103,600	796,613
Kunlun Energy Co. Ltd.	268,000	209,235
Kweichow Moutai Co. Ltd., Class A	4,816	1,271,970
Lenovo Group Ltd.	442,000	478,869
Lens Technology Co. Ltd., Class A	12,300	24,179
Li Auto, Inc., Class A(b)	65,546	819,722
Li Ning Co. Ltd.	150,000	1,179,586
Lingyi iTech Guangdong Co., Class A(b)	7,000	6,308
Longfor Group Holdings Ltd.(c)	91,500	258,063

4

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
LONGi Green Energy Technology Co. Ltd., Class A	27,216	$160,119
Lufax Holding Ltd., ADR(a)	63,450	129,438
Luxshare Precision Industry Co. Ltd., Class A	53,229	235,092
Luzhou Laojiao Co. Ltd., Class A	4,900	180,927
Mango Excellent Media Co. Ltd., Class A	11,800	63,966
Maxscend Microelectronics Co. Ltd., Class A	3,744	67,873
Meituan, Class B(b)(c)	323,030	5,860,479
Metallurgical Corp. of China Ltd., Class A	138,300	78,467
Microport Scientific Corp.(a)(b)	37,000	87,144
MINISO Group Holding Ltd., ADR(a)	8,632	153,132
Minth Group Ltd.	32,000	97,125
Montage Technology Co. Ltd., Class A	11,000	111,578
Muyuan Foods Co. Ltd., Class A	19,046	135,610
NARI Technology Co. Ltd., Class A	21,888	86,284
NAURA Technology Group Co. Ltd., Class A	1,100	42,677
NetEase, Inc.	120,525	2,127,612
New China Life Insurance Co. Ltd., Class A	7,700	34,132
New China Life Insurance Co. Ltd., Class H	66,500	157,939
New Hope Liuhe Co. Ltd., Class A(b)	12,700	24,453
New Oriental Education & Technology Group, Inc.(b)	80,320	308,232
Ninestar Corp., Class A	18,700	122,104
Ningxia Baofeng Energy Group Co. Ltd., Class A	70,800	152,127
NIO, Inc., ADR(a)(b)	90,213	948,139
Nongfu Spring Co. Ltd., Class H(a)(c)	106,600	614,636
Orient Securities Co. Ltd., Class A	34,368	49,017
Ovctek China, Inc., Class A	10,800	52,050
People’s Insurance Co. Group of China Ltd., Class H	496,000	165,506
PetroChina Co. Ltd., Class H	1,462,000	863,653
Pharmaron Beijing Co. Ltd., Class H(c)	13,200	55,243
PICC Property & Casualty Co. Ltd., Class H	498,298	508,318
Pinduoduo, Inc., ADR(a)(b)	30,977	2,351,154
Ping An Bank Co. Ltd., Class A	69,600	126,806
Ping An Healthcare & Technology Co. Ltd.(a)(b)(c)	25,800	64,968
Ping An Insurance Group Co. of China Ltd., Class A	49,000	324,550
Ping An Insurance Group Co. of China Ltd., Class H(a)	403,000	2,607,093
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	88,266
Pop Mart International Group Ltd.(a)(c)	41,400	112,737
Postal Savings Bank of China Co. Ltd., Class A	132,700	89,837
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	453,000	268,655
Power Construction Corp. of China Ltd., Class A	63,300	65,627
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	33,700	109,602
Rongsheng Petrochemical Co. Ltd., Class A	35,850	78,993
SAIC Motor Corp. Ltd., Class A	30,300	63,400
Sangfor Technologies, Inc., Class A	3,500	75,459
Sany Heavy Equipment International Holdings Co. Ltd.	28,000	29,103
Sany Heavy Industry Co. Ltd., Class A	32,700	81,242
Seazen Holdings Co. Ltd., Class A(b)	17,500	41,492
SF Holding Co. Ltd., Class A	15,900	127,982
SG Micro Corp., Class A	3,750	84,837
Shaanxi Coal Industry Co. Ltd., Class A	35,600	105,348
Shandong Gold Mining Co. Ltd., Class A	29,204	93,606
Shandong Gold Mining Co. Ltd., Class H(c)	74,750	151,873
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(a)	150,400	240,326
Shanghai Baosight Software Co. Ltd., Class B	62,140	205,466
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	49,850
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	18,000	51,178

Security	Shares	Value

China (continued)
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	13,668	$130,268
Shanghai International Airport Co. Ltd., Class A(b)	11,200	90,853
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	47,000
Shanghai M&G Stationery, Inc., Class A	3,500	25,006
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	115,782
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	99,394
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,400	68,409
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	221,405
Shengyi Technology Co. Ltd., Class A	17,700	47,605
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	77,662
Shenzhen Dynanonic Co. Ltd., Class A	600	16,581
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	99,868
Shenzhen International Holdings Ltd.	40,500	35,835
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	34,631
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	195,066
Shenzhen Transsion Holdings Co. Ltd., Class A	6,290	92,682
Shenzhou International Group Holdings Ltd.	51,400	539,194
Shimao Group Holdings Ltd.(b)	31,276	7,969
Silergy Corp.	25,000	396,914
Sinopharm Group Co. Ltd., Class H	79,600	240,533
Smoore International Holdings Ltd.(a)(c)	96,000	122,898
Sungrow Power Supply Co. Ltd., Class A	11,500	175,831
Sunny Optical Technology Group Co. Ltd.	47,800	576,785
Sunwoda Electronic Co. Ltd., Class A	15,800	46,375
Suzhou Maxwell Technologies Co. Ltd., Class A	1,900	84,318
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	9,900	73,920
TAL Education Group, ADR(b)	19,208	123,123
TBEA Co. Ltd., Class A	36,500	115,279
TCL Technology Group Corp., Class A	78,200	50,383
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,100	127,509
Tencent Holdings Ltd.	383,000	18,716,940
Tencent Music Entertainment Group, ADR(a)(b)	46,714	386,792
Thunder Software Technology Co. Ltd., Class A	6,000	94,675
Tianqi Lithium Corp., Class A(b)	5,600	61,640
Tingyi Cayman Islands Holding Corp.	118,000	197,468
Tongcheng Travel Holdings Ltd.(b)	135,600	295,168
Tongwei Co. Ltd., Class A	28,200	159,753
Topchoice Medical Corp., Class A(b)	900	16,922
Topsports International Holdings Ltd.(c)	81,000	73,836
TravelSky Technology Ltd., Class H	59,000	109,938
Trina Solar Co. Ltd., Class A	13,277	100,571
Trip.com Group Ltd., ADR(a)(b)	36,872	1,388,968
Tsingtao Brewery Co. Ltd., Class H	42,000	459,069
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	110,932
Uni-President China Holdings Ltd.	82,000	82,703
Unisplendour Corp. Ltd., Class A	20,160	86,068
Vipshop Holdings Ltd., ADR(a)(b)	25,170	382,081
Walvax Biotechnology Co. Ltd., Class A	8,600	43,116
Wanhua Chemical Group Co. Ltd., Class A	14,700	204,848
Want Want China Holdings Ltd.	320,000	205,884
Weibo Corp., ADR(a)(b)	2,166	43,450
Weichai Power Co. Ltd., Class A	33,300	61,144
Weichai Power Co. Ltd., Class H	115,800	185,816

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wens Foodstuffs Group Co. Ltd., Class A	20,160	$60,044
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	73,580
Wilmar International Ltd.(a)	143,800	455,574
Wingtech Technology Co. Ltd., Class A	4,238	34,158
Wuchan Zhongda Group Co. Ltd., Class A	25,699	18,145
Wuliangye Yibin Co. Ltd., Class A	13,700	391,346
WuXi AppTec Co. Ltd., Class A	12,936	149,561
WuXi AppTec Co. Ltd., Class H(c)	21,041	220,358
Wuxi Biologics Cayman, Inc.(b)(c)	228,000	1,404,926
Wuxi Shangji Automation Co. Ltd., Class A	7,500	111,561
Xiaomi Corp., Class B(b)(c)	973,200	1,497,706
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,400	103,557
Xinyi Solar Holdings Ltd.	292,000	350,049
XPeng, Inc., Class A(a)(b)	52,134	289,387
Xtep International Holdings Ltd.	43,000	54,767
Yadea Group Holdings Ltd.(c)	68,000	175,163
Yankuang Energy Group Co. Ltd., Class A	5,900	30,565
Yankuang Energy Group Co. Ltd., Class H	102,000	365,205
Yihai International Holding Ltd.	23,000	67,577
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	75,875
Yonyou Network Technology Co. Ltd., Class A	7,800	28,595
Yum China Holdings, Inc.(a)	26,542	1,682,497
Yunnan Baiyao Group Co. Ltd., Class A	12,460	99,156
Yunnan Energy New Material Co. Ltd., Class A	2,300	38,159
Zai Lab Ltd., ADR(a)(b)	7,365	244,960
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	66,138
Zhaojin Mining Industry Co. Ltd., Class H(b)	54,000	81,890
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	36,236
Zhejiang Expressway Co. Ltd., Class H	54,000	42,962
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	30,203
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	135,386
Zhejiang NHU Co. Ltd., Class A	11,060	28,883
Zheshang Securities Co. Ltd., Class A	44,700	65,584
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	42,400	133,241
Zhongsheng Group Holdings Ltd.	36,500	179,849
Zhongtai Securities Co. Ltd., Class A	42,200	41,194
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,831	12,740
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	123,564
Zijin Mining Group Co. Ltd., Class A	62,900	113,006
Zijin Mining Group Co. Ltd., Class H	330,000	550,558
ZTE Corp., Class H	14,400	42,205
ZTO Express Cayman, Inc., ADR(a)	26,891	770,696

		130,932,709

Colombia — 0.0%
Bancolombia SA	7,812	58,695
Interconexion Electrica SA ESP	24,518	79,761

		138,456

Czech Republic — 0.1%
CEZ A/S	10,279	499,227
Komercni Banka A/S	3,800	126,087
Moneta Money Bank A/S(c)	25,594	102,716

		728,030

Denmark — 2.0%
AP Moller - Maersk A/S, Class A	185	328,198
AP Moller - Maersk A/S, Class B	290	527,136
Carlsberg A/S, Class B	5,952	923,553
Chr Hansen Holding A/S	6,994	532,036

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	7,333	$965,516
Danske Bank A/S(b)	41,748	839,919
Demant A/S(b)	6,675	234,336
DSV A/S	11,921	2,311,451
Genmab A/S(b)	4,179	1,579,684
Novo Nordisk A/S, Class B	103,409	16,423,548
Novozymes A/S, B Shares	10,992	562,825
Orsted A/S(c)	11,923	1,016,650
Pandora A/S	6,009	576,793
ROCKWOOL A/S, B Shares	484	118,685
Tryg A/S	20,999	459,155
Vestas Wind Systems A/S	64,317	1,874,481

		29,273,966

Egypt — 0.0%
Commercial International Bank Egypt SAE	101,009	167,183

Finland — 0.8%
Elisa OYJ	8,704	524,950
Fortum OYJ	27,525	421,642
Kesko OYJ, B Shares	19,320	415,212
Kone OYJ, Class B	20,818	1,085,742
Metso Outotec OYJ	40,770	445,183
Neste OYJ	26,212	1,294,975
Nokia OYJ	336,422	1,651,457
Nordea Bank Abp	205,916	2,198,831
Orion OYJ, Class B	6,376	284,994
Sampo OYJ, A Shares	32,460	1,531,629
Stora Enso OYJ, R Shares	31,567	410,683
UPM-Kymmene OYJ	32,865	1,103,868
Wartsila OYJ Abp	30,149	284,524

		11,653,690

France — 7.7%
Accor SA(b)	10,412	338,505
Aeroports de Paris(a)(b)	1,891	269,962
Air Liquide SA	32,052	5,365,139
Airbus SE	36,204	4,835,676
Alstom SA	18,995	517,163
Amundi SA(c)	4,353	274,278
Arkema SA	3,132	309,244
AXA SA	118,210	3,607,482
BioMerieux	3,586	378,022
BNP Paribas SA	68,041	4,063,240
Bollore SE	63,891	394,951
Bouygues SA	12,719	428,962
Bureau Veritas SA	17,584	505,232
Capgemini SE	10,248	1,904,441
Carrefour SA	36,650	740,975
Cie de Saint-Gobain	31,466	1,788,640
Cie Generale des Etablissements Michelin SCA	41,764	1,276,653
Covivio SA	2,326	135,304
Credit Agricole SA	75,629	853,186
Danone SA	40,883	2,543,888
Dassault Aviation SA	1,354	267,862
Dassault Systemes SE	41,237	1,701,069
Edenred	14,701	870,074
Eiffage SA	4,993	540,322
Engie SA(a)	116,244	1,839,525
EssilorLuxottica SA	18,123	3,267,989
Eurazeo SE	2,062	146,774
Gecina SA	2,502	259,709
Getlink SE	26,306	433,250
Hermes International	1,908	3,864,188

6

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Ipsen SA	2,021	$222,536
Kering SA	4,586	2,992,033
Klepierre SA	17,639	399,914
La Francaise des Jeux SAEM(c)	6,066	252,816
Legrand SA	17,939	1,639,128
L’Oreal SA	15,244	6,811,669
LVMH Moet Hennessy Louis Vuitton SE	16,953	15,561,299
Orange SA	128,261	1,523,763
Pernod Ricard SA	12,977	2,938,393
Publicis Groupe SA	14,140	1,103,765
Remy Cointreau SA	1,607	292,608
Renault SA(b)	10,566	430,630
Safran SA	20,764	3,073,832
Sanofi	69,868	7,579,191
Sartorius Stedim Biotech	1,578	484,123
Schneider Electric SE	33,230	5,553,523
SEB SA	2,025	230,413
Societe Generale SA	51,138	1,152,208
Sodexo SA	5,562	543,244
Teleperformance	3,515	849,344
Thales SA	7,327	1,083,273
TotalEnergies SE	154,675	9,120,206
Unibail-Rodamco-Westfield(a)(b)	8,442	454,230
Valeo	13,865	284,507
Veolia Environnement SA	41,217	1,271,840
Vinci SA	33,902	3,886,604
Vivendi SE	42,128	425,979
Wendel SE	1,358	143,594
Worldline SA(b)(c)	14,715	625,366

		114,651,736

Germany — 5.2%
Adidas AG	10,570	1,873,770
Allianz SE, Registered Shares	25,017	5,774,825
BASF SE	56,255	2,953,312
Bayer AG, Registered Shares	59,975	3,831,299
Bayerische Motoren Werke AG	22,096	2,421,691
Bechtle AG	4,686	224,401
Beiersdorf AG	5,842	759,970
Brenntag SE	10,026	754,518
Carl Zeiss Meditec AG	2,299	320,231
Commerzbank AG(b)	65,578	690,421
Continental AG, Class A	6,673	500,004
Covestro AG(c)	11,664	483,045
Daimler Truck Holding AG(b)	28,608	965,492
Delivery Hero SE(b)(c)	11,292	385,225
Deutsche Bank AG, Registered Shares	131,152	1,333,711
Deutsche Boerse AG	12,287	2,392,402
Deutsche Lufthansa AG, Registered Shares(b)	33,283	370,190
Deutsche Post AG, Registered Shares	59,815	2,801,474
Deutsche Telekom AG, Registered Shares	198,518	4,810,547
E.ON SE	141,829	1,769,277
Evonik Industries AG	11,562	243,254
Fresenius Medical Care AG & Co. KGaA	13,963	592,649
Fresenius SE & Co. KGaA	28,414	767,270
GEA Group AG	9,011	411,060
Hannover Rueck SE	3,634	710,739
HeidelbergCement AG	9,223	673,437
HelloFresh SE(b)	8,892	212,050
Henkel AG & Co. KGaA	6,213	451,975
Infineon Technologies AG	79,985	3,284,598
Knorr-Bremse AG	4,037	268,908

Security	Shares	Value

Germany (continued)
LEG Immobilien SE	4,537	$249,335
Mercedes-Benz Group AG, Registered Shares	49,144	3,779,309
Merck KGaA	8,194	1,527,647
MTU Aero Engines AG	3,302	826,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	8,581	3,000,222
Nemetschek SE	3,453	238,363
Puma SE	6,996	433,699
Rational AG	281	188,884
Rheinmetall AG(a)	3,013	892,601
RWE AG	40,914	1,760,462
SAP SE	63,957	8,075,880
Scout24 SE(c)	4,929	293,172
Siemens AG, Registered Shares	46,855	7,590,692
Siemens Energy AG(a)(b)	35,299	778,395
Siemens Healthineers AG(c)	17,697	1,020,267
Symrise AG	7,817	850,677
Telefonica Deutschland Holding AG	78,736	242,369
United Internet AG, Registered Shares(e)	4,660	80,329
Volkswagen AG	1,951	334,645
Vonovia SE	45,618	859,206
Zalando SE(b)(c)	13,231	554,518

		76,608,709

Greece — 0.1%
Alpha Services & Holdings SA(b)	109,264	134,289
Eurobank Ergasias Services & Holdings SA(b)	150,627	199,578
FF Group(b)(d)	205	—
Hellenic Telecommunications Organization SA	12,770	187,027
JUMBO SA	4,656	98,801
Mytilineos SA	6,370	181,598
National Bank of Greece SA(a)(b)	58,231	283,527
OPAP SA	11,603	186,100
Public Power Corp. SA(b)	12,105	105,359

		1,376,279

Hong Kong — 1.9%
AIA Group Ltd.	731,000	7,666,257
Akeso, Inc.(b)(c)	28,000	144,570
Beijing Enterprises Water Group Ltd.	232,000	57,972
Bosideng International Holdings Ltd.	234,000	130,575
China Common Rich Renewable Energy Investments Ltd.(d)	11,997	—
China Everbright Environment Group Ltd.	146,629	62,891
China Gas Holdings Ltd.	181,000	254,836
China Jinmao Holdings Group Ltd.	192,000	37,378
China Merchants Port Holdings Co. Ltd.	65,720	100,893
China Power International Development Ltd.(a)	424,000	168,838
China Resources Beer Holdings Co. Ltd.	102,000	819,407
China Resources Power Holdings Co. Ltd.	120,000	256,031
China Taiping Insurance Holdings Co. Ltd.	72,672	77,272
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	93,256
CK Asset Holdings Ltd.	123,508	748,788
CK Hutchison Holdings Ltd.	167,508	1,036,313
CK Infrastructure Holdings Ltd.	41,500	225,796
CLP Holdings Ltd.	98,500	711,774
COSCO SHIPPING Ports Ltd.	134,000	89,603
ESR Group Ltd.(c)	124,200	222,726
Far East Horizon Ltd.(a)	141,000	126,617
Galaxy Entertainment Group Ltd.(b)	134,000	896,348
GCL Technology Holdings Ltd.(b)	1,362,000	352,517
Guangdong Investment Ltd.	164,000	167,768

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Lung Properties Ltd.	113,000	$211,447
Hang Seng Bank Ltd.(a)	45,700	649,640
Henderson Land Development Co. Ltd.	88,800	307,230
HKT Trust & HKT Ltd., Class SS	222,900	295,895
Hong Kong & China Gas Co. Ltd.(a)	669,176	589,151
Hong Kong Exchanges & Clearing Ltd.	73,294	3,248,734
Hongkong Land Holdings Ltd.(a)	77,800	342,278
Jardine Matheson Holdings Ltd.	12,000	583,707
Kingboard Laminates Holdings Ltd.	42,500	44,423
Link REIT(a)	143,440	922,352
MTR Corp. Ltd.	92,500	446,432
New World Development Co. Ltd.	84,166	225,615
Nine Dragons Paper Holdings Ltd.	196,000	146,739
Orient Overseas International Ltd.	10,000	191,954
Power Assets Holdings Ltd.	75,500	405,044
Sino Biopharmaceutical Ltd.	643,750	360,819
Sino Land Co. Ltd.	240,800	325,639
SITC International Holdings Co. Ltd.	73,000	156,889
Sun Hung Kai Properties Ltd.(a)	93,000	1,302,892
Swire Pacific Ltd., Class A	38,500	295,872
Swire Properties Ltd.	79,200	203,837
Techtronic Industries Co., Ltd.	87,500	948,072
Vinda International Holdings Ltd.	31,000	74,816
WH Group Ltd.(c)	531,000	316,554
Wharf Real Estate Investment Co. Ltd.	103,000	593,009
Xinyi Glass Holdings Ltd.(a)	136,000	243,290
Yuexiu Property Co. Ltd.	135,000	204,122

		28,084,878

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	21,210	155,338
OTP Bank Nyrt	15,236	434,980
Richter Gedeon Nyrt	8,007	167,179

		757,497

India — 3.6%
ABB India Ltd.	3,740	153,449
ACC Ltd.	4,349	88,511
Adani Enterprises Ltd.	11,316	242,146
Adani Green Energy Ltd.(b)	15,430	165,654
Adani Ports & Special Economic Zone Ltd.	18,402	142,123
Adani Power Ltd.(b)	20,795	48,555
Adani Total Gas Ltd.	14,388	151,724
Adani Transmission Ltd.(b)	11,932	144,366
Ambuja Cements Ltd.	50,659	226,184
Apollo Hospitals Enterprise Ltd.	6,490	341,314
Asian Paints Ltd.	22,221	748,663
AU Small Finance Bank Ltd.(c)	16,688	118,062
Aurobindo Pharma Ltd.	13,516	85,416
Avenue Supermarts Ltd.(b)(c)	10,792	447,824
Axis Bank Ltd.	142,814	1,496,229
Bajaj Auto Ltd.	6,435	304,405
Bajaj Finance Ltd.	16,926	1,161,372
Bajaj Finserv Ltd.	22,763	352,197
Bajaj Holdings and Investment Ltd.	2,040	147,276
Balkrishna Industries Ltd.	5,542	131,954
Bandhan Bank Ltd.(b)(c)	8,600	20,560
Bank of Baroda	88,968	183,504
Berger Paints India Ltd.	10,825	76,770
Bharat Electronics Ltd.	301,140	358,412
Bharat Forge Ltd.	25,709	241,684
Bharat Petroleum Corp. Ltd.	77,259	324,300
Bharti Airtel Ltd.	133,588	1,218,256

Security	Shares	Value

India (continued)
Britannia Industries Ltd.	5,875	$309,673
CG Power and Industrial Solutions Ltd.	37,552	137,389
Cholamandalam Investment & Finance Co. Ltd.	22,203	206,303
Cipla Ltd.	34,393	377,485
Coal India Ltd.	119,356	311,137
Colgate-Palmolive India Ltd.	6,248	114,727
Container Corp. Of India Ltd.	29,519	208,901
Dabur India Ltd.	37,975	252,154
Divi’s Laboratories Ltd.	10,264	353,426
DLF Ltd.	33,599	146,406
Dr Reddy’s Laboratories Ltd.	3,124	176,158
Dr Reddy’s Laboratories Ltd., ADR(a)	4,517	257,153
Eicher Motors Ltd.	9,970	358,236
GAIL India Ltd.	119,551	153,426
Godrej Consumer Products Ltd.(b)	26,503	312,817
Godrej Properties Ltd.(b)	7,174	90,334
Grasim Industries Ltd.	15,713	312,766
Havells India Ltd.	16,163	234,353
HCL Technologies Ltd.	62,009	823,205
HDFC Life Insurance Co. Ltd.(c)	52,745	320,752
Hero MotoCorp Ltd.	7,430	212,743
Hindalco Industries Ltd.	85,181	422,338
Hindustan Petroleum Corp. Ltd.	28,641	82,733
Hindustan Unilever Ltd.	49,145	1,534,763
Housing Development Finance Corp. Ltd.	104,621	3,354,991
ICICI Bank Ltd.	267,913	2,863,037
ICICI Bank Ltd., ADR(a)	22,806	492,153
ICICI Lombard General Insurance Co. Ltd.(c)	20,946	272,991
ICICI Prudential Life Insurance Co. Ltd.(c)	21,486	114,174
Indian Hotels Co. Ltd.	79,918	316,384
Indian Oil Corp. Ltd.	142,183	135,060
Indian Railway Catering & Tourism Corp. Ltd.	14,747	103,067
Indraprastha Gas Ltd.	14,609	76,353
Indus Towers Ltd.	41,213	71,847
Info Edge India Ltd.	4,063	184,800
Infosys Ltd.	108,637	1,899,315
Infosys Ltd., ADR(a)	97,713	1,704,115
InterGlobe Aviation Ltd.(b)(c)	5,982	139,375
ITC Ltd.	179,219	838,545
Jindal Steel & Power Ltd.	22,828	152,336
JSW Steel Ltd.	49,283	413,812
Jubilant Foodworks Ltd.	20,145	108,201
Kotak Mahindra Bank Ltd.	32,461	686,124
Larsen & Toubro Ltd.	22,534	594,814
Larsen & Toubro Ltd., GDR, Registered Shares(e)	18,237	484,012
LTIMindtree Ltd.(c)	5,587	325,344
Lupin Ltd.	11,830	93,478
Mahindra & Mahindra Ltd.	25,510	360,493
Mahindra & Mahindra Ltd., GDR	27,036	378,701
Marico Ltd.	30,883	180,609
Maruti Suzuki India Ltd.	7,097	717,709
Mphasis Ltd.	4,649	102,203
MRF Ltd.	105	107,544
Muthoot Finance Ltd.	8,240	98,534
Nestle India Ltd.	1,920	461,006
NTPC Ltd.	269,224	574,778
Oil & Natural Gas Corp. Ltd.	161,872	298,319
Page Industries Ltd.	367	169,530
Petronet LNG Ltd.	71,896	200,568
PI Industries Ltd.	5,213	192,627
Pidilite Industries Ltd.	9,792	280,887
Power Grid Corp. of India Ltd.	181,791	500,485

8

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Reliance Industries Ltd.	186,462	$5,301,967
Samvardhana Motherson International Ltd.	100,972	82,718
SBI Cards & Payment Services Ltd.	14,099	127,247
SBI Life Insurance Co. Ltd.(c)	22,742	305,103
Shree Cement Ltd.	685	218,747
Shriram Finance Ltd.	13,178	202,587
Siemens Ltd.	4,979	202,024
SRF Ltd.	12,621	371,430
State Bank of India	44,489	284,398
State Bank of India, GDR, Registered Shares(a)(e)	5,712	362,184
Sun Pharmaceutical Industries Ltd.	57,036	683,421
Tata Consultancy Services Ltd.	57,671	2,260,577
Tata Consumer Products Ltd.	34,238	295,870
Tata Elxsi Ltd.	2,653	193,178
Tata Motors Ltd.(b)	104,082	536,242
Tata Power Co. Ltd.	131,205	304,909
Tata Steel Ltd.	502,200	641,546
Tech Mahindra Ltd.	35,194	474,438
Titan Co. Ltd.	20,834	639,900
Torrent Pharmaceuticals Ltd.	5,320	99,648
Trent Ltd.	10,835	181,763
Tube Investments of India Ltd.	9,358	290,763
TVS Motor Co. Ltd.	11,398	149,815
UltraTech Cement Ltd.	6,021	559,492
United Spirits Ltd.(b)	18,510	170,801
UPL Ltd.	26,878	235,157
Varun Beverages Ltd.	14,479	244,983
Vedanta Ltd.	46,448	155,596
Wipro Ltd.	56,219	250,815
Wipro Ltd., ADR(a)	13,184	59,196
Yes Bank Ltd.(b)	558,202	102,505
Zomato Ltd.(b)	104,805	65,537

		52,933,166

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	1,157,300	224,341
Aneka Tambang Tbk	614,000	85,706
Astra International Tbk PT	1,374,600	550,790
Bank Central Asia Tbk PT	3,269,600	1,912,860
Bank Mandiri Persero Tbk PT	1,163,700	801,378
Bank Negara Indonesia Persero Tbk PT	405,600	253,800
Bank Rakyat Indonesia Persero Tbk PT	4,259,428	1,349,611
Barito Pacific Tbk PT	1,675,223	92,366
Charoen Pokphand Indonesia Tbk PT	331,600	110,481
Indah Kiat Pulp & Paper Tbk PT	126,800	63,550
Indofood CBP Sukses Makmur Tbk PT	165,500	110,199
Indofood Sukses Makmur Tbk PT	261,000	108,056
Kalbe Farma Tbk PT	972,700	136,325
Merdeka Copper Gold Tbk PT(b)	1,022,478	286,341
Sarana Menara Nusantara Tbk PT	1,534,700	94,935
Semen Indonesia Persero Tbk PT	121,122	50,994
Sumber Alfaria Trijaya Tbk PT	840,800	161,770
Telkom Indonesia Persero Tbk PT	2,859,700	776,532
Unilever Indonesia Tbk PT	374,500	108,652
United Tractors Tbk PT	157,700	306,473
Vale Indonesia Tbk PT(b)	377,500	167,739

		7,752,899

Ireland — 0.7%
AerCap Holdings NV(a)(b)	11,716	658,791
AIB Group PLC	88,630	358,733
Bank of Ireland Group PLC	65,800	665,784
CRH PLC	48,084	2,429,217

Security	Shares	Value

Ireland (continued)
Experian PLC	59,159	$1,947,970
Flutter Entertainment PLC, Class DI(b)	10,610	1,930,716
James Hardie Industries PLC	31,334	674,425
Kerry Group PLC, Class A	9,525	949,883
Kingspan Group PLC	9,649	661,200
Smurfit Kappa Group PLC	13,995	507,600

		10,784,319

Isle of Man — 0.0%
Entain PLC	34,273	532,263

Israel — 0.4%
Azrieli Group Ltd.	4,108	236,039
Bank Hapoalim BM	81,986	682,329
Bank Leumi Le-Israel BM	94,925	718,087
Bezeq The Israeli Telecommunication Corp. Ltd.	149,787	203,926
Check Point Software Technologies Ltd.(a)(b)	5,462	710,060
CyberArk Software Ltd.(a)(b)	2,249	332,807
Elbit Systems Ltd.	1,323	225,321
First International Bank Of Israel Ltd.	4,049	143,325
ICL Group Ltd.	53,347	361,456
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	73,958	363,299
Mizrahi Tefahot Bank Ltd.	8,958	280,823
Nice Ltd.(b)	3,787	862,672
Teva Pharmaceutical Industries Ltd., ADR(b)	73,921	654,201
Tower Semiconductor Ltd.(b)	7,458	317,919
Wix.com Ltd.(a)(b)	3,589	358,182

		6,450,448

Italy — 1.3%
Amplifon SpA	6,579	228,031
Assicurazioni Generali SpA	69,297	1,380,715
Davide Campari-Milano NV	28,673	349,863
DiaSorin SpA	2,093	220,565
Enel SpA	492,271	3,002,335
Eni SpA	153,123	2,135,509
Ferrari NV	8,028	2,175,456
FinecoBank Banca Fineco SpA	35,576	545,064
Infrastrutture Wireless Italiane SpA(c)	18,443	242,310
Intesa Sanpaolo SpA	1,010,176	2,592,557
Mediobanca Banca di Credito Finanziario SpA(a)	36,189	363,661
Moncler SpA	13,056	901,797
Nexi SpA(b)(c)	40,392	328,271
Poste Italiane SpA(c)	30,940	315,513
Prysmian SpA	15,715	659,884
Recordati Industria Chimica e Farmaceutica SpA	6,659	281,671
Snam SpA	115,309	611,372
Telecom Italia SpA(b)	791,287	260,953
Terna - Rete Elettrica Nazionale	85,207	699,327
UniCredit SpA	120,543	2,271,977

		19,566,831

Japan — 13.9%
Advantest Corp.	12,000	1,112,476
Aeon Co. Ltd.(a)	39,100	758,571
AGC, Inc.(a)	11,000	410,090
Aisin Corp.	8,600	237,038
Ajinomoto Co., Inc.(a)	27,200	946,230
ANA Holdings, Inc.(b)	9,300	202,135
Asahi Group Holdings Ltd.	27,900	1,038,383
Asahi Intecc Co. Ltd.	13,000	229,687
Asahi Kasei Corp.	75,000	525,308
Astellas Pharma, Inc.	116,500	1,655,152
Azbil Corp.	6,700	183,510

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings, Inc.	39,900	$860,210
BayCurrent Consulting, Inc.	8,100	336,297
Bridgestone Corp.	35,700	1,450,231
Brother Industries Ltd.	16,500	248,588
Canon, Inc.	59,800	1,331,737
Capcom Co. Ltd.	12,600	450,961
Central Japan Railway Co.	9,100	1,085,809
Chiba Bank Ltd.	31,500	203,309
Chubu Electric Power Co., Inc.	37,600	396,658
Chugai Pharmaceutical Co. Ltd.	44,100	1,088,944
Concordia Financial Group Ltd.	61,900	228,160
CyberAgent, Inc.	25,700	217,752
Dai Nippon Printing Co. Ltd.	12,200	341,581
Daifuku Co. Ltd.	16,200	300,788
Dai-ichi Life Holdings, Inc.	61,100	1,123,230
Daiichi Sankyo Co. Ltd.	110,600	4,034,427
Daikin Industries Ltd.	15,000	2,691,098
Daito Trust Construction Co. Ltd.	3,300	328,778
Daiwa House Industry Co. Ltd.	38,500	907,108
Daiwa House REIT Investment Corp.(a)	130	266,371
Daiwa Securities Group, Inc.(a)	95,600	448,805
Denso Corp.	27,300	1,541,014
Dentsu Group, Inc.	13,400	472,327
Disco Corp.	6,000	697,990
East Japan Railway Co.	18,100	1,001,682
Eisai Co. Ltd.	17,300	982,633
ENEOS Holdings, Inc.(a)	185,100	649,425
FANUC Corp.(a)	61,000	2,202,843
Fast Retailing Co. Ltd.	11,100	2,429,928
Fuji Electric Co. Ltd.	9,100	359,362
FUJIFILM Holdings Corp.	21,400	1,086,327
Fujitsu Ltd.	12,400	1,675,615
GLP J-REIT	272	294,012
GMO Payment Gateway, Inc.	2,400	207,786
Hakuhodo DY Holdings, Inc.	14,000	158,724
Hamamatsu Photonics KK	8,600	463,899
Hankyu Hanshin Holdings, Inc.	16,100	477,397
Hikari Tsushin, Inc.	1,000	140,527
Hirose Electric Co. Ltd.	1,511	197,679
Hitachi Construction Machinery Co. Ltd.	6,400	149,166
Hitachi Ltd.	61,100	3,358,098
Honda Motor Co. Ltd.	99,700	2,637,181
Hoshizaki Corp.	5,800	214,277
Hoya Corp.	22,000	2,431,269
Hulic Co. Ltd.	24,000	197,406
Ibiden Co. Ltd.	9,600	384,992
Idemitsu Kosan Co. Ltd.(a)	9,049	198,108
Iida Group Holdings Co. Ltd.	6,800	111,021
Inpex Corp.	58,800	622,252
Isuzu Motors Ltd.(a)	35,400	423,065
ITOCHU Corp.	75,700	2,465,280
Itochu Techno-Solutions Corp.	10,100	248,864
Japan Airlines Co. Ltd.	8,200	159,884
Japan Exchange Group, Inc.	30,800	471,051
Japan Metropolitan Fund Invest	418	305,245
Japan Post Bank Co. Ltd.(a)	90,800	741,605
Japan Post Holdings Co. Ltd.(a)	141,500	1,148,410
Japan Post Insurance Co. Ltd.	10,400	162,093
Japan Real Estate Investment Corp.	75	298,893
Japan Tobacco, Inc.	71,900	1,518,783
JFE Holdings, Inc.	28,700	364,273
JSR Corp.(a)	12,300	290,972
Kajima Corp.	24,000	289,618

Security	Shares	Value

Japan (continued)
Kansai Electric Power Co., Inc.(a)	45,300	$441,173
Kao Corp.	29,100	1,132,725
KDDI Corp.	97,800	3,015,932
Keio Corp.	5,500	193,131
Keisei Electric Railway Co. Ltd.(a)	7,700	237,178
Keyence Corp.	11,880	5,822,487
Kikkoman Corp.	8,700	444,165
Kintetsu Group Holdings Co. Ltd.	13,500	434,888
Kirin Holdings Co. Ltd.	48,600	768,889
Kobayashi Pharmaceutical Co. Ltd.	2,900	177,362
Kobe Bussan Co. Ltd.	9,400	262,468
Koei Tecmo Holdings Co. Ltd.(a)	5,720	103,380
Koito Manufacturing Co. Ltd.	12,900	244,536
Komatsu Ltd.(a)	57,900	1,437,375
Konami Group Corp.	5,300	243,257
Kose Corp.	1,800	213,945
Kubota Corp.	64,200	973,357
Kurita Water Industries Ltd.	7,300	334,391
Kyocera Corp.	19,300	1,006,803
Kyowa Kirin Co. Ltd.	14,900	325,290
Lasertec Corp.	5,100	906,164
Lixil Corp.	23,700	391,189
M3, Inc.(a)	25,000	629,226
Makita Corp.	13,100	326,254
Marubeni Corp.	96,200	1,308,292
MatsukiyoCocokara and Co.	7,000	370,801
Mazda Motor Corp.	33,800	311,771
McDonald’s Holdings Co. Japan Ltd.	5,200	216,185
MEIJI Holdings Co. Ltd.	13,000	309,182
MINEBEA MITSUMI, Inc.	21,700	414,394
MISUMI Group, Inc.	15,800	397,027
Mitsubishi Chemical Group Corp.	76,500	454,982
Mitsubishi Corp.	77,300	2,777,888
Mitsubishi Electric Corp.	121,700	1,454,331
Mitsubishi Estate Co. Ltd.(a)	71,300	848,090
Mitsubishi HC Capital, Inc.(a)	37,900	195,706
Mitsubishi Heavy Industries Ltd.	18,700	688,927
Mitsubishi UFJ Financial Group, Inc.(a)	732,100	4,691,786
Mitsui & Co. Ltd.	86,300	2,689,958
Mitsui Chemicals, Inc.	11,000	284,026
Mitsui Fudosan Co. Ltd.	54,900	1,031,265
Mitsui OSK Lines Ltd.(a)	18,800	471,460
Mizuho Financial Group, Inc.	145,440	2,060,531
MonotaRO Co. Ltd.	18,200	229,240
MS&AD Insurance Group Holdings, Inc.	26,900	833,654
Murata Manufacturing Co. Ltd.	36,300	2,212,312
NEC Corp.	13,900	536,612
Nexon Co. Ltd.	32,200	768,896
NGK Insulators Ltd.	15,500	205,538
Nidec Corp.	26,500	1,379,086
Nihon M&A Center Holdings, Inc.	18,700	140,163
Nintendo Co. Ltd.(a)	67,600	2,625,690
Nippon Building Fund, Inc.	90	374,629
Nippon Express Holdings, Inc.	6,600	398,246
Nippon Paint Holdings Co. Ltd.	45,200	425,020
Nippon Sanso Holdings Corp.	9,300	168,019
Nippon Shinyaku Co. Ltd.	4,500	198,563
Nippon Steel Corp.(a)	48,647	1,147,169
Nippon Telegraph & Telephone Corp.	76,300	2,280,051
Nippon Yusen KK(a)	28,400	663,377
Nissan Chemical Corp.	9,600	436,003
Nissan Motor Co. Ltd.(a)	161,800	612,346
Nisshin Seifun Group, Inc.	9,000	105,326

10

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissin Foods Holdings Co. Ltd.	3,500	$320,039
Nitori Holdings Co. Ltd.	5,700	688,342
Nitto Denko Corp.	9,800	634,268
Nomura Holdings, Inc.	178,400	687,788
Nomura Real Estate Holdings, Inc.	7,100	157,220
Nomura Real Estate Master Fund, Inc.	289	323,849
Nomura Research Institute Ltd.	25,543	597,392
NTT Data Corp.(a)	37,400	491,681
Obayashi Corp.	36,900	282,375
Obic Co. Ltd.	4,500	712,770
Odakyu Electric Railway Co. Ltd.	18,100	235,487
Oji Holdings Corp.	61,000	241,521
Olympus Corp.	76,700	1,347,063
Omron Corp.	11,000	643,796
Ono Pharmaceutical Co. Ltd.	21,700	452,188
Open House Group Co. Ltd.(a)	4,700	176,250
Oracle Corp. Japan	2,000	144,442
Oriental Land Co. Ltd.	63,500	2,174,190
ORIX Corp.	77,300	1,274,523
Osaka Gas Co. Ltd.	21,600	354,840
Otsuka Corp.	6,200	220,192
Otsuka Holdings Co. Ltd.	22,800	723,891
Pan Pacific International Holdings Corp.	22,800	441,094
Panasonic Holdings Corp.	140,300	1,255,280
Persol Holdings Co. Ltd.	10,600	213,430
Rakuten Group, Inc.	53,400	249,046
Recruit Holdings Co. Ltd.	88,300	2,429,047
Renesas Electronics Corp.(b)	70,000	1,013,656
Resona Holdings, Inc.(a)	146,700	707,701
Ricoh Co. Ltd.(a)	39,800	298,545
Rohm Co. Ltd.(a)	5,200	433,402
SBI Holdings, Inc.	13,550	269,101
SCSK Corp.	12,100	177,167
Secom Co. Ltd.	12,500	770,346
Seiko Epson Corp.(a)	14,600	208,606
Sekisui Chemical Co. Ltd.	21,100	299,672
Sekisui House Ltd.	39,700	809,135
Seven & i Holdings Co. Ltd.(a)	48,000	2,168,357
SG Holdings Co. Ltd.	17,100	253,561
Sharp Corp.(a)(b)	12,500	88,381
Shimadzu Corp.	15,000	470,888
Shimano, Inc.	4,900	849,590
Shimizu Corp.(a)	31,400	177,951
Shin-Etsu Chemical Co. Ltd.	115,000	3,733,018
Shionogi & Co. Ltd.	15,500	699,135
Shiseido Co. Ltd.	25,800	1,209,588
Shizuoka Financial Group, Inc.	35,100	252,050
SMC Corp.	3,600	1,908,419
SoftBank Corp.	171,800	1,983,224
SoftBank Group Corp.	75,600	2,972,100
Sompo Holdings, Inc.	18,700	740,989
Sony Group Corp.	77,200	7,031,637
Square Enix Holdings Co. Ltd.	5,100	245,084
Subaru Corp.	37,400	597,039
SUMCO Corp.	22,300	335,480
Sumitomo Chemical Co. Ltd.	81,500	274,409
Sumitomo Corp.	71,500	1,266,647
Sumitomo Electric Industries Ltd.	43,400	557,556
Sumitomo Metal Mining Co. Ltd.(a)	15,500	593,091
Sumitomo Mitsui Financial Group, Inc.	85,500	3,421,502
Sumitomo Mitsui Trust Holdings, Inc.(a)	19,900	683,683
Sumitomo Realty & Development Co. Ltd.	16,900	381,626

Security	Shares	Value

Japan (continued)
Suntory Beverage & Food Ltd.	9,900	$368,759
Suzuki Motor Corp.	22,000	801,183
Sysmex Corp.	10,000	656,315
T&D Holdings, Inc.	34,100	422,631
Taisei Corp.(a)	10,500	324,858
Takeda Pharmaceutical Co. Ltd.	91,176	2,994,543
TDK Corp.	25,500	915,351
Terumo Corp.	39,300	1,062,881
TIS, Inc.	14,200	375,528
Tobu Railway Co. Ltd.(a)	12,100	289,683
Toho Co. Ltd.	6,700	256,871
Tokio Marine Holdings, Inc.	120,700	2,322,865
Tokyo Electric Power Co. Holdings, Inc.(b)	119,500	426,880
Tokyo Electron Ltd.(a)	27,900	3,408,432
Tokyo Gas Co. Ltd.(a)	28,700	539,365
Tokyu Corp.	37,800	503,199
Toppan, Inc.	18,900	380,879
Toray Industries, Inc.	83,700	478,825
Toshiba Corp.	22,600	758,898
Tosoh Corp.	15,500	210,637
TOTO Ltd.(a)	7,600	254,628
Toyota Industries Corp.	8,400	467,973
Toyota Motor Corp.(a)	660,030	9,395,790
Toyota Tsusho Corp.	14,500	618,240
Trend Micro, Inc.(a)	8,300	407,202
Unicharm Corp.	24,100	990,648
USS Co. Ltd.	12,100	209,930
Welcia Holdings Co. Ltd.	5,000	107,043
West Japan Railway Co.(a)	13,100	539,610
Yakult Honsha Co. Ltd.	7,800	566,751
Yamaha Corp.(a)	7,800	301,267
Yamaha Motor Co. Ltd.	17,200	450,138
Yamato Holdings Co. Ltd.	16,300	279,794
Yaskawa Electric Corp.(a)	14,400	631,583
Yokogawa Electric Corp.	20,700	337,069
Z Holdings Corp.(a)	156,900	444,882
ZOZO, Inc.	11,700	267,602

		205,775,578

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	181,716

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	52,666	107,216
Boubyan Bank KSCP	120,994	253,775
Gulf Bank KSCP	120,566	117,406
Kuwait Finance House KSCP	466,482	1,262,153
Mabanee Co. KPSC	59,515	141,637
Mobile Telecommunications Co. KSCP	139,288	245,707
National Bank of Kuwait SAKP	446,163	1,539,219

		3,667,113

Luxembourg — 0.1%
ArcelorMittal SA	32,012	969,845
Aroundtown SA	59,732	85,389
Eurofins Scientific SE	7,606	509,295
Reinet Investments SCA	7,155	146,701
Tenaris SA	28,432	402,858

		2,114,088

Macau — 0.0%
Sands China Ltd.(b)	130,800	454,398

Malaysia — 0.4%
AMMB Holdings Bhd	68,900	58,707

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Axiata Group Bhd(a)	165,600	$113,269
CelcomDigi Bhd(a)	144,300	142,119
CIMB Group Holdings Bhd	387,600	467,114
Dialog Group Bhd	142,134	76,198
Genting Bhd(a)	119,100	126,061
Genting Malaysia Bhd	106,100	63,841
HAP Seng Consolidated Bhd	64,000	74,039
Hong Leong Bank Bhd	38,840	178,152
Hong Leong Financial Group Bhd(a)	7,000	28,530
IHH Healthcare Bhd	133,900	174,422
Inari Amertron Bhd	200,000	112,267
IOI Corp. Bhd	93,300	80,783
Kuala Lumpur Kepong Bhd	46,100	217,578
Malayan Banking Bhd	286,300	556,437
Malaysia Airports Holdings Bhd(b)	5,100	7,859
Maxis Bhd(a)	144,000	135,003
MISC Bhd	83,600	137,046
MR DIY Group M Bhd(c)	18,200	6,408
Nestle Malaysia Bhd(a)	4,200	130,497
Petronas Chemicals Group Bhd	199,900	321,237
Petronas Dagangan Bhd	22,000	106,307
Petronas Gas Bhd	73,500	274,511
PPB Group Bhd	38,320	143,814
Press Metal Aluminium Holdings Bhd	283,300	313,780
Public Bank Bhd	1,009,700	916,310
QL Resources Bhd	80,400	105,864
RHB Bank Bhd	82,424	104,287
Sime Darby Bhd	159,000	77,518
Sime Darby Plantation Bhd	124,000	120,392
Telekom Malaysia Bhd	55,900	62,136
Tenaga Nasional Bhd	155,300	324,989
Top Glove Corp. Bhd(a)(b)	348,400	74,459

		5,831,934

Mexico — 0.7%
Alfa SAB de CV, Class A	179,985	114,064
America Movil SAB de CV, Series B	1,751,885	1,840,354
Arca Continental SAB de CV	33,779	306,748
Banco del Bajio SA(c)	40,056	145,820
Cemex SAB de CV(b)	965,190	529,730
Coca-Cola Femsa SAB de CV	33,012	265,140
Fibra Uno Administracion SA de CV	262,693	366,925
Fomento Economico Mexicano SAB de CV	111,690	1,064,836
Gruma SAB de CV, Class B	9,959	146,920
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,166	567,475
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	327,306
Grupo Bimbo SAB de CV, Series A	89,258	449,163
Grupo Carso SAB de CV, Series A1	45,509	226,181
Grupo Financiero Banorte SAB de CV, Class O	150,676	1,270,127
Grupo Financiero Inbursa SAB de CV, Class O(b)	123,656	265,908
Grupo Mexico SAB de CV, Series B	190,391	901,557
Grupo Televisa SAB, Series CPO	120,983	128,032
Industrias Penoles SAB de CV(b)	7,755	114,388
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	165,364
Operadora De Sites Mexicanos SAB de CV, Class A-1(a)	105,313	104,144
Orbia Advance Corp. SAB de CV	116,935	254,246

Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	14,276	$142,562
Wal-Mart de Mexico SAB de CV	315,476	1,261,029

		10,958,019

Netherlands — 3.2%
ABN AMRO Bank NV(c)	27,646	438,395
Adyen NV(b)(c)	1,283	2,044,368
Aegon NV	102,693	440,877
Akzo Nobel NV	11,017	861,690
Argenx SE(b)	3,411	1,266,693
ASM International NV	2,769	1,123,939
ASML Holding NV	24,896	16,965,328
Euronext NV(c)	5,123	392,293
EXOR NV(b)	6,484	534,668
Heineken Holding NV	7,674	704,075
Heineken NV	17,248	1,853,311
IMCD NV	3,397	555,463
ING Groep NV, Series N(b)	227,234	2,698,480
JDE Peet’s NV	6,653	193,511
Just Eat Takeaway.com NV(b)(c)	16,525	315,346
Koninklijke Ahold Delhaize NV	66,600	2,275,396
Koninklijke DSM NV	10,555	1,249,124
Koninklijke KPN NV	201,462	711,880
Koninklijke Philips NV	53,673	985,805
NEPI Rockcastle NV	22,422	130,099
NN Group NV	17,149	622,679
OCI NV	8,374	283,877
Prosus NV	50,803	3,978,078
QIAGEN NV(b)	13,327	606,998
Randstad NV(a)	8,768	520,510
Stellantis NV	139,804	2,542,514
Universal Music Group NV	46,079	1,166,939
Wolters Kluwer NV	15,927	2,010,568

		47,472,904

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	100,099	544,737
Fisher & Paykel Healthcare Corp. Ltd.	34,414	575,295
Mercury NZ Ltd.	41,047	162,357
Meridian Energy Ltd.	71,629	235,647
Spark New Zealand Ltd.	124,489	394,406
Xero Ltd.(b)	8,049	488,183

		2,400,625

Norway — 0.4%
Adevinta ASA(b)	26,769	190,034
Aker BP ASA(a)	18,893	463,351
DNB Bank ASA	56,974	1,019,592
Equinor ASA	59,263	1,684,752
Gjensidige Forsikring ASA(a)	9,770	159,762
Kongsberg Gruppen ASA	6,071	245,406
Mowi ASA	26,143	483,541
Norsk Hydro ASA	89,824	670,395
Orkla ASA	49,277	349,498
Salmar ASA	4,161	181,252
Telenor ASA	41,835	490,522
Yara International ASA	9,723	422,567

		6,360,672

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	16,186	132,401

12

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Credicorp Ltd.	4,341	$574,705
Southern Copper Corp.(a)	5,416	412,970

		1,120,076

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	63,040
ACEN Corp.	30,330	3,433
Ayala Corp.	13,480	161,990
Ayala Land, Inc.	546,400	267,794
Bank of the Philippine Islands	100,353	189,733
BDO Unibank, Inc.	189,638	449,760
International Container Terminal Services, Inc.	71,720	281,600
JG Summit Holdings, Inc.	164,265	145,005
Jollibee Foods Corp.	45,180	186,251
Manila Electric Co.	11,960	68,541
Metropolitan Bank & Trust Co.	96,987	104,605
Monde Nissin Corp.(c)	387,800	70,151
PLDT, Inc.	6,295	164,853
SM Investments Corp.	19,572	321,260
SM Prime Holdings, Inc.	754,150	456,300
Universal Robina Corp.	34,300	91,134

		3,025,450

Poland — 0.2%
Allegro.eu SA(b)(c)	20,056	136,940
Bank Polska Kasa Opieki SA	16,784	333,889
CD Projekt SA	3,685	95,394
Cyfrowy Polsat SA	41,521	161,334
Dino Polska SA(a)(b)(c)	3,219	292,383
KGHM Polska Miedz SA	7,250	205,921
LPP SA	66	146,537
mBank SA(b)	1,117	79,672
PGE Polska Grupa Energetyczna SA(b)	38,915	56,673
Polski Koncern Naftowy ORLEN SA	41,733	563,311
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	369,837
Powszechny Zaklad Ubezpieczen SA	32,696	266,236
Santander Bank Polska SA	1,611	109,112

		2,817,239

Portugal — 0.1%
EDP - Energias de Portugal SA	164,096	894,145
Galp Energia SGPS SA	28,251	319,668
Jeronimo Martins SGPS SA	20,931	491,310

		1,705,123

Qatar — 0.3%
Barwa Real Estate Co.	109,970	78,286
Commercial Bank PSQC	197,122	313,108
Industries Qatar QSC	97,136	345,133
Masraf Al Rayan QSC	333,614	269,966
Mesaieed Petrochemical Holding Co.	245,102	128,714
Ooredoo QPSC	63,062	161,486
Qatar Electricity & Water Co. QSC	34,989	160,789
Qatar Fuel QSC	23,217	110,027
Qatar Gas Transport Co. Ltd.	132,108	124,767
Qatar International Islamic Bank QSC	39,371	106,322
Qatar Islamic Bank SAQ	112,710	547,738
Qatar National Bank QPSC	294,126	1,288,499

		3,634,835

Republic of Korea — 0.0%
Hanwha Galleria Co. Ltd.	7,432	12,160

Russia(d) — 0.0%
Alrosa PJSC(b)	189,683	24

Security	Shares	Value

Russia (continued)
Gazprom PJSC	621,256	$80
Inter RAO UES PJSC(b)	2,890,341	372
LUKOIL PJSC	21,213	3
Magnit PJSC(b)	2,975	—
Magnit PJSC, GDR, Registered Shares(b)	2	—
MMC Norilsk Nickel PJSC	3,587	1
Mobile TeleSystems PJSC	50,446	7
Moscow Exchange MICEX-Rates PJSC(b)	63,850	8
Novatek PJSC	44,130	6
Novolipetsk Steel PJSC(b)	58,207	8
Ozon Holdings PLC, ADR(b)	2,417	—
PhosAgro PJSC	2,583	1
PhosAgro PJSC, GDR, Registered Shares(b)(e)	1	—
Polymetal International PLC(b)	13,797	2
Polyus PJSC(b)	2,382	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC(b)	588,148	76
Severstal PAO(b)	10,830	1
Surgutneftegas PJSC	413,786	53
Tatneft PJSC	79,440	10
TCS Group Holding PLC, GDR, Registered Shares(b)(e)	6,905	1
United Co. RUSAL International PJSC(b)	172,792	22
VK Co. Ltd., GDR, Registered Shares(b)	5,177	1
VTB Bank PJSC(b)	186,510,000	24
X5 Retail Group NV, GDR, Registered Shares(b)	9,876	1
Yandex NV, Class A(b)	16,115	2

		712

Saudi Arabia — 1.1%
ACWA Power Co.	6,847	257,427
Advanced Petrochemical Co.	7,524	96,178
Al Rajhi Bank	119,378	2,350,081
Alinma Bank	64,687	510,093
Almarai Co. JSC	14,947	225,193
Arab National Bank	35,872	247,662
Bank AlBilad(b)	38,760	413,633
Bank Al-Jazira	25,089	122,280
Banque Saudi Fransi	38,664	375,096
Bupa Arabia for Cooperative Insurance Co.	3,951	182,935
Dar Al Arkan Real Estate Development Co.(b)	26,789	114,987
Dr Sulaiman Al Habib Medical Services Group Co.	4,774	371,615
Elm Co.	2,383	281,617
Emaar Economic City(b)	43,654	93,976
Etihad Etisalat Co.	28,661	316,007
Jarir Marketing Co.	4,478	195,040
Mobile Telecommunications Co. Saudi Arabia(b)	32,501	112,859
Mouwasat Medical Services Co.	2,638	165,670
National Industrialization Co.(b)	29,825	97,606
Rabigh Refining & Petrochemical Co.(b)	40,456	108,727
Riyad Bank	93,636	745,385
SABIC Agri-Nutrients Co.	12,807	436,606
Sahara International Petrochemical Co.	27,239	276,392
Saudi Arabian Mining Co.(b)	51,508	884,009
Saudi Arabian Oil Co.(c)	144,514	1,245,594
Saudi Basic Industries Corp.	56,385	1,360,658
Saudi British Bank	56,867	535,796
Saudi Electricity Co.	60,072	374,863
Saudi Industrial Investment Group	31,619	211,118
Saudi Investment Bank	42,308	187,832
Saudi Kayan Petrochemical Co.(b)	43,107	139,461
Saudi National Bank	128,502	1,573,602
Saudi Research & Media Group(b)	2,197	115,703

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Tadawul Group Holding Co.	3,018	$116,409
Saudi Telecom Co.	89,400	956,221
Savola Group	12,960	96,812
Yanbu National Petrochemical Co.	12,736	143,530

		16,038,673

Singapore — 1.0%
BOC Aviation Ltd.(c)	12,300	95,384
CapitaLand Ascendas REIT	186,851	402,890
CapitaLand Integrated Commercial Trust	361,823	539,634
Capitaland Investment Ltd.	169,500	470,281
City Developments Ltd.	21,400	118,748
DBS Group Holdings Ltd.	115,384	2,868,647
Genting Singapore Ltd.(a)	370,000	312,282
Grab Holdings Ltd., Class A(a)(b)	91,796	276,306
Jardine Cycle & Carriage Ltd.(a)	6,600	155,423
JOYY, Inc., ADR(a)	2,689	83,843
Keppel Corp. Ltd.	87,100	369,541
Mapletree Logistics Trust(a)	200,049	258,056
Mapletree Pan Asia Commercial Trust	114,900	155,783
Oversea-Chinese Banking Corp. Ltd.(a)	200,849	1,872,271
Sea Ltd., ADR(a)(b)	21,318	1,845,073
Sembcorp Marine Ltd.(b)	3,437,106	308,479
Singapore Airlines Ltd.	74,699	322,212
Singapore Exchange Ltd.	42,100	298,131
Singapore Technologies Engineering Ltd.	93,300	256,842
Singapore Telecommunications Ltd.	545,000	1,009,814
United Overseas Bank Ltd.	72,300	1,621,620
UOL Group Ltd.(a)	22,000	114,868
Venture Corp. Ltd.	23,000	306,117

		14,062,245

South Africa — 1.1%
Absa Group Ltd.	48,149	492,145
African Rainbow Minerals Ltd.	7,134	92,419
Anglo American Platinum Ltd.(a)	3,172	170,278
Anglo American PLC	76,966	2,560,004
AngloGold Ashanti Ltd.	29,334	714,426
Aspen Pharmacare Holdings Ltd.	20,407	211,006
Bid Corp. Ltd.	20,489	458,572
Bidvest Group Ltd.(a)	15,555	221,396
Capitec Bank Holdings Ltd.	5,473	518,772
Clicks Group Ltd.	17,239	248,956
Discovery Ltd.(b)	25,999	203,626
Exxaro Resources Ltd.	14,243	148,868
FirstRand Ltd.(a)	307,842	1,043,399
Foschini Group Ltd.	15,314	78,174
Gold Fields Ltd.	49,477	662,774
Growthpoint Properties Ltd.	267,079	195,903
Harmony Gold Mining Co. Ltd.	48,026	199,075
Impala Platinum Holdings Ltd.	62,435	574,673
Kumba Iron Ore Ltd.	2,943	74,411
Mr Price Group Ltd.	25,390	205,630
MTN Group Ltd.(a)	104,721	750,268
MultiChoice Group	18,030	124,919
Naspers Ltd., N Shares	13,395	2,482,016
Nedbank Group Ltd.(a)	34,652	422,032
Northam Platinum Holdings Ltd.(b)	18,042	146,687
Old Mutual Ltd.	280,861	186,179
Pepkor Holdings Ltd.(c)	96,071	93,022
Remgro Ltd.	36,445	275,164
Sanlam Ltd.	134,038	424,360
Sasol Ltd.(a)	31,974	432,085

Security	Shares	Value

South Africa (continued)
Shoprite Holdings Ltd.	30,051	$375,019
Sibanye Stillwater Ltd.(a)	196,087	404,883
Standard Bank Group Ltd.(a)	79,701	772,767
Vodacom Group Ltd.	34,946	239,529
Woolworths Holdings Ltd.	55,517	199,337

		16,402,774

South Korea — 3.1%
Amorepacific Corp.	1,902	200,748
BGF retail Co. Ltd.	426	59,344
Celltrion Healthcare Co. Ltd.	7,843	365,355
Celltrion Pharm, Inc.(b)	782	50,157
Celltrion, Inc.	5,998	693,298
Cheil Worldwide, Inc.	4,081	58,469
CJ CheilJedang Corp.(b)	487	122,008
CJ Corp.	848	67,975
Coway Co. Ltd.	4,594	185,412
DB Insurance Co. Ltd.	1,949	112,131
Doosan Bobcat, Inc.	2,907	97,772
Doosan Enerbility Co. Ltd.(b)	30,236	397,058
Ecopro BM Co. Ltd.	3,026	524,389
E-MART, Inc.	661	53,759
F&F Co. Ltd.	980	105,445
GS Holdings Corp.	2,934	91,012
Hana Financial Group, Inc.	17,697	554,251
Hankook Tire & Technology Co. Ltd.	4,552	121,757
Hanmi Pharm Co. Ltd.	246	48,491
Hanon Systems	6,705	45,370
Hanwha Solutions Corp.(b)	6,589	271,790
HD Hyundai Co. Ltd.	2,110	94,276
HLB, Inc.(b)	7,710	207,415
HMM Co. Ltd.	17,458	274,519
Hotel Shilla Co. Ltd.	1,174	73,779
HYBE Co. Ltd.(b)	1,064	155,368
Hyundai Engineering & Construction Co. Ltd.	4,660	131,053
Hyundai Glovis Co. Ltd.	1,004	122,614
Hyundai Heavy Industries Co. Ltd.(b)	2,021	156,222
Hyundai Mipo Dockyard Co. Ltd.(b)	2,258	122,129
Hyundai Mobis Co. Ltd.	3,675	610,379
Hyundai Motor Co.	8,065	1,147,428
Hyundai Steel Co.	3,455	92,358
Industrial Bank of Korea	10,461	81,356
Kakao Corp.	19,482	922,644
Kakao Games Corp.(b)	1,768	57,299
KakaoBank Corp.	13,451	251,402
Kakaopay Corp.(b)	3,033	130,770
Kangwon Land, Inc.	4,062	62,305
KB Financial Group, Inc.	23,792	868,936
Kia Corp.	16,204	1,011,260
Korea Aerospace Industries Ltd.	4,371	159,622
Korea Electric Power Corp.(b)	17,450	241,832
Korea Investment Holdings Co. Ltd.	1,996	84,724
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	2,539	151,829
Korea Zinc Co. Ltd.	695	295,698
Korean Air Lines Co. Ltd.	8,579	153,171
Krafton, Inc.(b)	1,467	208,655
KT&G Corp.	6,291	404,309
Kumho Petrochemical Co. Ltd.	1,183	130,856
L&F Co. Ltd.	1,311	317,828
LG Chem Ltd.	3,053	1,676,688
LG Corp.	5,548	353,276
LG Display Co. Ltd.(b)	10,040	127,518

14

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Electronics, Inc.	6,286	$560,986
LG Energy Solution Ltd.(b)	2,153	970,040
LG H&H Co. Ltd.	512	236,543
LG Innotek Co. Ltd.	809	169,657
LG Uplus Corp.	19,172	159,727
Lotte Chemical Corp.	1,038	152,498
Lotte Energy Materials Corp.	1,243	66,125
Lotte Shopping Co. Ltd.	260	16,407
Meritz Financial Group, Inc.	4,845	144,336
Meritz Securities Co. Ltd.	25,240	118,463
Mirae Asset Securities Co. Ltd.	9,107	45,365
NAVER Corp.	8,206	1,285,806
NCSoft Corp.	1,311	375,694
Netmarble Corp.(b)(c)	1,410	72,290
NH Investment & Securities Co. Ltd.	5,312	36,010
Orion Corp.	907	95,194
Pan Ocean Co. Ltd.	24,785	111,105
Pearl Abyss Corp.(b)	1,729	62,018
POSCO Chemical Co. Ltd.	2,049	431,866
POSCO Holdings, Inc.	4,911	1,389,426
S-1 Corp., Series S-1	442	18,785
Samsung Biologics Co. Ltd.(b)(c)	1,133	686,784
Samsung C&T Corp.	5,348	445,374
Samsung Electro-Mechanics Co. Ltd.	3,088	364,604
Samsung Electronics Co. Ltd.	296,617	14,667,994
Samsung Engineering Co. Ltd.(b)	6,209	151,743
Samsung Fire & Marine Insurance Co. Ltd.	1,715	271,094
Samsung Heavy Industries Co. Ltd.(b)	32,333	128,913
Samsung Life Insurance Co. Ltd.	4,523	218,116
Samsung SDI Co. Ltd.	3,485	1,979,615
Samsung SDS Co. Ltd.	2,432	217,493
Samsung Securities Co. Ltd.	2,723	66,559
SD Biosensor, Inc.	2,813	45,775
Shinhan Financial Group Co. Ltd.	28,668	778,775
SK Biopharmaceuticals Co. Ltd.(b)	2,896	141,124
SK Bioscience Co. Ltd.(b)	1,588	88,377
SK Hynix, Inc.	32,767	2,242,407
SK IE Technology Co. Ltd.(b)(c)	2,047	112,949
SK Innovation Co. Ltd.(b)	4,081	565,449
SK Square Co. Ltd.(b)	9,598	294,613
SK, Inc.	2,218	295,530
SKC Co. Ltd.	1,153	101,904
S-Oil Corp.	2,657	163,667
Woori Financial Group, Inc.	41,683	366,672
Yuhan Corp.	3,218	125,285

		46,144,666

Spain — 1.7%
Acciona SA	1,476	296,144
ACS Actividades de Construccion y Servicios SA	14,396	458,508
Aena SME SA(b)(c)	5,041	815,171
Amadeus IT Group SA(b)	28,691	1,924,693
Banco Bilbao Vizcaya Argentaria SA	371,614	2,656,802
Banco Santander SA	1,028,629	3,833,165
CaixaBank SA	271,536	1,059,520
Cellnex Telecom SA(c)	32,564	1,266,337
Corp. ACCIONA Energias Renovables SA	4,048	156,988
EDP Renovaveis SA	21,169	484,896
Enagas SA	8,450	162,373
Endesa SA	17,576	381,747
Ferrovial SA	31,079	915,195
Grifols SA (b)	24,792	245,397

Security	Shares	Value

Spain (continued)
Iberdrola SA	376,354	$4,688,542
Industria de Diseno Textil SA	64,726	2,174,482
Naturgy Energy Group SA	8,829	265,784
Red Electrica Corp. SA	20,753	365,176
Repsol SA	81,161	1,248,083
Telefonica SA	325,961	1,403,853

		24,802,856

Sweden — 2.0%
Alfa Laval AB	17,050	608,806
Assa Abloy AB, Class B	66,316	1,588,432
Atlas Copco AB, A Shares	159,053	2,014,938
Atlas Copco AB, B Shares	94,047	1,081,798
Boliden AB	16,427	645,322
Electrolux AB, Class B	12,552	152,562
Embracer Group AB(a)(b)	49,382	231,471
Epiroc AB, Class A	41,269	819,190
Epiroc AB, Class B	22,861	389,790
EQT AB(a)	18,512	378,152
Essity AB, Class B	38,578	1,101,938
Evolution AB(c)	11,199	1,500,424
Fastighets AB Balder, B Shares(b)	48,678	199,998
Getinge AB, B Shares	12,629	308,000
H & M Hennes & Mauritz AB, B Shares(a)	45,837	655,356
Hexagon AB, B Shares	122,125	1,405,586
Holmen AB, B Shares	5,609	216,240
Husqvarna AB, B Shares	22,734	197,326
Industrivarden AB, A Shares	10,903	294,681
Industrivarden AB, C Shares	8,323	224,424
Indutrade AB	17,623	375,035
Investment AB Latour, B Shares	13,660	278,092
Investor AB, A Shares	29,300	597,865
Investor AB, B Shares	108,626	2,163,893
Kinnevik AB, Class B(b)	14,065	210,312
L E Lundbergforetagen AB, B Shares	6,442	291,742
Lifco AB, B Shares	13,222	285,101
Nibe Industrier AB, B Shares	89,000	1,014,522
Sagax AB, Class B	10,673	246,016
Sandvik AB	66,802	1,417,925
Securitas AB, B Shares	38,094	338,870
Skandinaviska Enskilda Banken AB, Class A	99,554	1,098,903
Skanska AB, B Shares	21,743	333,030
SKF AB, B Shares	27,027	532,348
Svenska Cellulosa AB SCA, Class B	33,976	447,482
Svenska Handelsbanken AB, A Shares	94,444	817,966
Swedbank AB, A Shares	53,855	885,625
Swedish Orphan Biovitrum AB(b)	14,225	331,451
Tele2 AB, B Shares	28,879	287,435
Telefonaktiebolaget LM Ericsson, B Shares	175,417	1,028,263
Telia Co. AB	158,189	401,683
Volvo AB, A Shares	13,043	280,554
Volvo AB, B Shares	96,108	1,980,463
Volvo Car AB, Class B(a)(b)	44,422	194,332

		29,853,342

Switzerland — 6.5%
ABB Ltd., Registered Shares	95,842	3,297,109
Adecco Group AG, Registered Shares	9,228	336,130
Alcon, Inc.	29,838	2,118,125
Bachem Holding AG(a)	1,470	147,826
Baloise Holding AG, Registered Shares	2,714	422,614
Banque Cantonale Vaudoise, Registered Shares(a)	2,388	225,346
Barry Callebaut AG, Registered Shares	208	440,704

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
BKW AG	1,298	$204,082
Chocoladefabriken Lindt & Spruengli AG	65	767,692
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	7	829,053
Cie Financiere Richemont SA, Class A, Registered Shares	31,972	5,126,904
Clariant AG, Registered Shares	14,711	244,046
Coca-Cola HBC AG, Class DI	15,096	413,256
Credit Suisse Group AG, Registered Shares(a)	247,048	221,855
EMS-Chemie Holding AG, Registered Shares(a)	390	322,385
Geberit AG, Registered Shares	2,314	1,292,246
Givaudan SA, Registered Shares	593	1,930,089
Holcim AG, Registered Shares	34,944	2,253,584
Julius Baer Group Ltd.	13,466	919,841
Kuehne & Nagel International AG, Registered Shares	3,328	991,195
Logitech International SA, Registered Shares	9,858	575,377
Lonza Group AG, Registered Shares	4,696	2,826,989
Nestle SA, Registered Shares	170,874	20,834,753
Novartis AG, Registered Shares	132,501	12,166,045
Partners Group Holding AG	1,431	1,347,605
Roche Holding AG	44,946	12,871,224
Schindler Holding AG	2,550	565,023
Schindler Holding AG, Registered Shares	1,401	296,477
SGS SA, Registered Shares	380	838,184
SIG Group AG	20,650	532,010
Sika AG, Registered Shares	8,800	2,468,360
Sonova Holding AG, Registered Shares	3,171	935,409
STMicroelectronics NV	40,535	2,159,854
Straumann Holding AG, Registered Shares	6,795	1,019,145
Swatch Group AG	1,960	675,006
Swatch Group AG, Registered Shares	3,146	199,477
Swiss Life Holding AG, Registered Shares	1,981	1,222,488
Swiss Prime Site AG, Registered Shares	4,610	383,357
Swiss Re AG	19,270	1,979,673
Swisscom AG, Registered Shares	1,612	1,028,733
Temenos AG, Registered Shares	3,799	264,357
UBS Group AG, Registered Shares	205,084	4,339,739
VAT Group AG(c)	1,558	562,880
Zurich Insurance Group AG	9,215	4,415,815

		97,012,062

Taiwan — 4.1%
Accton Technology Corp.	29,000	304,794
Acer, Inc.	179,504	166,375
Advantech Co. Ltd.	26,157	320,000
ASE Technology Holding Co. Ltd.	183,343	680,397
Asia Cement Corp.	138,233	196,839
Asustek Computer, Inc.	55,220	495,434
AUO Corp.	391,200	237,669
Catcher Technology Co. Ltd.	45,000	281,308
Cathay Financial Holding Co. Ltd.	571,622	787,036
Chailease Holding Co. Ltd.	92,101	677,344
Chang Hwa Commercial Bank Ltd.	287,358	164,050
Cheng Shin Rubber Industry Co. Ltd.	90,436	108,751
China Airlines Ltd.	228,000	146,815
China Development Financial Holding Corp.	910,191	376,619
China Steel Corp.	818,638	831,700
Chunghwa Telecom Co. Ltd.	218,000	856,935
Compal Electronics, Inc.	410,000	340,507
CTBC Financial Holding Co. Ltd.	1,064,601	766,652
Delta Electronics, Inc.	110,000	1,091,380

Security	Shares	Value

Taiwan (continued)
E Ink Holdings, Inc.	58,000	$354,012
E.Sun Financial Holding Co. Ltd.	783,639	652,592
Eclat Textile Co. Ltd.	12,303	200,882
eMemory Technology, Inc.	4,000	246,232
Eva Airways Corp.	170,000	150,863
Evergreen Marine Corp. Taiwan Ltd.	57,055	298,818
Far Eastern New Century Corp.	207,607	213,674
Far EasTone Telecommunications Co. Ltd.	142,000	350,938
Feng TAY Enterprise Co. Ltd.	21,318	135,698
First Financial Holding Co. Ltd.	661,716	575,952
Formosa Chemicals & Fibre Corp.	218,360	495,604
Formosa Petrochemical Corp.	112,000	313,127
Formosa Plastics Corp.	250,040	754,872
Fubon Financial Holding Co. Ltd.	477,675	889,003
Giant Manufacturing Co. Ltd.	21,761	126,514
Globalwafers Co. Ltd.	12,000	205,129
Hon Hai Precision Industry Co. Ltd.	751,800	2,573,407
Hotai Motor Co. Ltd.	18,000	379,890
Hua Nan Financial Holdings Co. Ltd.	517,220	380,494
Innolux Corp.	565,167	271,162
Inventec Corp.	130,470	137,135
Largan Precision Co. Ltd.	5,000	358,471
Lite-On Technology Corp.	167,816	403,960
MediaTek, Inc.	90,255	2,339,962
Mega Financial Holding Co. Ltd.	684,062	741,379
Micro-Star International Co. Ltd.	37,000	175,867
momo.com, Inc.	1,400	41,707
Nan Ya Plastics Corp.	290,790	740,733
Nan Ya Printed Circuit Board Corp.	12,000	112,488
Nanya Technology Corp.	135,000	296,098
Nien Made Enterprise Co. Ltd.	9,000	96,929
Novatek Microelectronics Corp.	31,000	440,526
Parade Technologies Ltd.	4,000	138,487
Pegatron Corp.	110,000	252,412
PharmaEssentia Corp.(b)	15,000	211,089
Pou Chen Corp.	92,000	94,558
Powerchip Semiconductor Manufacturing Corp.	231,000	252,364
President Chain Store Corp.	40,000	354,500
Quanta Computer, Inc.	155,000	454,078
Realtek Semiconductor Corp.	28,240	360,466
Ruentex Development Co. Ltd.	108,309	126,139
Shanghai Commercial & Savings Bank Ltd.	301,075	464,692
Shin Kong Financial Holding Co. Ltd.	784,499	217,572
SinoPac Financial Holdings Co. Ltd.	625,095	341,770
Synnex Technology International Corp.	142,500	287,508
Taishin Financial Holding Co. Ltd.	762,980	417,528
Taiwan Cement Corp.	358,240	428,455
Taiwan Cooperative Financial Holding Co. Ltd.	585,966	503,193
Taiwan High Speed Rail Corp.	140,000	139,160
Taiwan Mobile Co. Ltd.	102,800	341,097
Taiwan Semiconductor Manufacturing Co. Ltd.	1,514,000	26,532,253
Unimicron Technology Corp.	74,000	360,918
Uni-President Enterprises Corp.	283,950	671,254
United Microelectronics Corp.	654,000	1,144,455
Vanguard International Semiconductor Corp.	63,000	201,537
Voltronic Power Technology Corp.	4,000	227,775
Walsin Lihwa Corp.	185,100	298,121
Wan Hai Lines Ltd.	39,215	88,752
Win Semiconductors Corp.	16,000	96,434
Winbond Electronics Corp.	163,000	142,618
Wiwynn Corp.	6,000	222,608
WPG Holdings Ltd.	102,448	169,272

16

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yageo Corp.	22,909	$399,352
Yang Ming Marine Transport Corp.	110,000	233,523
Yuanta Financial Holding Co. Ltd.	583,546	429,131
Zhen Ding Technology Holding Ltd.	37,710	141,888

		61,029,682

Thailand — 0.6%
Advanced Info Service PCL, NVDR	65,200	404,441
Airports of Thailand PCL, NVDR(b)	253,500	526,802
Asset World Corp. PCL, NVDR(a)	606,100	102,924
B Grimm Power PCL, NVDR	88,000	104,681
Bangkok Dusit Medical Services PCL, NVDR	617,600	533,165
Bangkok Expressway & Metro PCL, NVDR	553,100	143,212
Banpu PCL, NVDR(a)	493,700	156,166
Berli Jucker PCL, NVDR	120,700	135,309
BTS Group Holdings PCL, NVDR(a)	513,400	106,770
Bumrungrad Hospital PCL, NVDR	31,300	207,117
Central Pattana PCL, NVDR	109,300	220,105
Central Retail Corp. PCL, NVDR	103,400	135,721
Charoen Pokphand Foods PCL, NVDR(a)	204,000	126,478
CP ALL PCL, NVDR	384,600	698,338
Delta Electronics Thailand PCL, NVDR	17,800	597,201
Electricity Generating PCL, NVDR	23,800	108,370
Energy Absolute PCL, NVDR	98,300	218,693
Global Power Synergy PCL, NVDR(a)	42,200	84,257
Gulf Energy Development PCL, NVDR	253,100	391,209
Home Product Center PCL, NVDR	339,932	143,511
Indorama Ventures PCL, NVDR	97,000	98,012
Intouch Holdings PCL, NVDR(a)	118,600	257,006
JMT Network Services PCL, NVDR	90,700	123,781
Kasikornbank PCL, NVDR	29,700	115,211
Krung Thai Bank PCL, NVDR	285,275	137,755
Krungthai Card PCL, NVDR	24,000	38,127
Land & Houses PCL, NVDR	601,300	173,361
Minor International PCL, NVDR(a)(b)	146,680	138,669
Muangthai Capital PCL, NVDR	57,700	58,440
Osotspa PCL, NVDR	81,600	73,440
PTT Exploration & Production PCL, NVDR	72,522	318,685
PTT Global Chemical PCL, NVDR	115,068	154,297
PTT Oil & Retail Business PCL, NVDR(a)	346,800	216,235
PTT PCL, NVDR	597,700	551,568
Ratch Group PCL, NVDR(a)	65,000	73,304
SCB X PCL, NVDR	41,800	125,590
Siam Cement PCL, NVDR	43,100	397,596
Srisawad Corp. PCL, NVDR	53,800	83,255
Thai Oil PCL, NVDR	51,600	79,292
Thai Union Group PCL, NVDR	228,000	94,135
True Corp. PCL	470,025	115,462

		8,567,691

Turkey — 0.1%
Akbank TAS	213,323	188,757
Aselsan Elektronik Sanayi Ve Ticaret A/S	46,767	126,763
BIM Birlesik Magazalar A/S	17,408	135,204
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	95,722	177,120
Ford Otomotiv Sanayi A/S	4,799	146,560
Haci Omer Sabanci Holding A/S	62,986	130,268
Hektas Ticaret TAS(b)	42,572	60,049
KOC Holding A/S	33,456	133,638
Sasa Polyester Sanayi AS(b)	40,018	209,484
Turk Hava Yollari AO(b)	33,173	205,422
Turkcell Iletisim Hizmetleri A/S	65,116	108,965
Turkiye Is Bankasi A/S, Class C	228,364	154,604

Security	Shares	Value

Turkey (continued)
Turkiye Petrol Rafinerileri A/S	5,999	$166,076
Turkiye Sise ve Cam Fabrikalari A/S	74,161	163,638

		2,106,548

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	203,804	461,226
Abu Dhabi Islamic Bank PJSC	109,255	297,156
Abu Dhabi National Oil Co. for Distribution PJSC	160,418	182,586
Aldar Properties PJSC	214,695	272,269
Dubai Islamic Bank PJSC	174,226	248,736
Emaar Properties PJSC	407,535	622,714
Emirates NBD Bank PJSC	121,454	434,624
Emirates Telecommunications Group Co. PJSC	212,749	1,278,291
First Abu Dhabi Bank PJSC	269,153	945,321
Multiply Group PJSC(b)	229,732	203,030
Q Holding PJSC(b)	140,621	97,320

		5,043,273

United Kingdom — 8.6%
3i Group PLC	65,092	1,356,743
Abrdn PLC	126,751	319,016
Admiral Group PLC	11,740	294,802
Ashtead Group PLC	26,990	1,657,317
Associated British Foods PLC	23,283	558,743
AstraZeneca PLC	95,976	13,297,885
Auto Trader Group PLC(c)	58,215	444,046
Aviva PLC	176,663	882,455
BAE Systems PLC	192,615	2,329,895
Barclays PLC	1,013,549	1,824,291
Barratt Developments PLC	64,968	373,877
Berkeley Group Holdings PLC	6,612	342,554
BP PLC	1,115,637	7,051,404
British American Tobacco PLC	130,907	4,588,862
British Land Co. PLC	52,247	250,611
BT Group PLC	383,922	691,569
Bunzl PLC	19,808	748,199
Burberry Group PLC	22,992	736,199
CNH Industrial NV	64,212	982,519
Coca-Cola Europacific Partners PLC	11,882	703,296
Compass Group PLC	108,520	2,727,275
Croda International PLC	8,990	722,557
DCC PLC	6,340	369,567
Diageo PLC	139,463	6,224,181
GSK PLC	257,814	4,555,396
Haleon PLC	316,821	1,258,550
Halma PLC	23,023	635,584
Hargreaves Lansdown PLC	26,614	263,651
HSBC Holdings PLC	1,223,009	8,312,174
Imperial Brands PLC	55,300	1,271,659
Informa PLC	92,353	791,599
InterContinental Hotels Group PLC	10,906	713,968
Intertek Group PLC	9,743	487,975
J Sainsbury PLC	105,979	364,693
JD Sports Fashion PLC	144,085	317,307
Johnson Matthey PLC	8,117	198,999
Kingfisher PLC	107,776	348,386
Land Securities Group PLC	44,431	341,076
Legal & General Group PLC	341,361	1,009,610
Lloyds Banking Group PLC	4,086,821	2,402,834
London Stock Exchange Group PLC	24,150	2,345,681
M&G PLC	147,658	361,914
Melrose Industries PLC	266,627	549,132
Mondi PLC	29,030	460,909
National Grid PLC	224,173	3,032,388

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC	326,751	$1,066,196
Next PLC	7,497	609,354
Ocado Group PLC(b)	41,160	272,537
Pearson PLC	45,043	471,371
Pepco Group NV(b)	15,565	149,919
Persimmon PLC	23,234	360,771
Phoenix Group Holdings PLC	43,508	293,958
Prudential PLC	168,391	2,305,547
Reckitt Benckiser Group PLC	45,194	3,438,245
RELX PLC	117,563	3,807,501
Rentokil Initial PLC	152,518	1,114,684
Rolls-Royce Holdings PLC(b)	516,914	952,084
Sage Group PLC	60,904	584,461
Schroders PLC	44,664	254,694
Segro PLC(a)	80,345	765,350
Severn Trent PLC	16,765	595,542
Shell PLC	433,890	12,365,245
Smith & Nephew PLC	58,129	808,024
Smiths Group PLC	22,773	482,987
Spirax-Sarco Engineering PLC	5,069	744,245
SSE PLC	64,958	1,449,462
St. James’s Place PLC	32,977	494,835
Standard Chartered PLC	153,770	1,165,432
Taylor Wimpey PLC	211,225	310,748
Tesco PLC	473,409	1,552,038
Unilever PLC	160,858	8,335,500
United Utilities Group PLC	39,630	518,656
Vodafone Group PLC	1,554,115	1,714,339
Whitbread PLC	12,320	455,117
WPP PLC	68,894	818,523

		127,758,713

United States — 0.0%
Brookfield Renewable Corp., Class A	7,825	273,629
Legend Biotech Corp., ADR(a)(b)	2,709	130,628

		404,257

Total Common Stocks — 98.0% (Cost: $1,135,086,353)		1,455,563,185

Preferred Securities

Preferred Stocks — 0.9%

Brazil — 0.3%
Banco Bradesco SA	316,400	822,142
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	67,758
Cia Energetica de Minas Gerais, Preference Shares	68,174	153,875
Gerdau SA	66,124	329,937
Itau Unibanco Holding SA	298,575	1,457,397
Itausa SA, Preference Shares	318,928	517,237
Petroleo Brasileiro SA, Preference Shares	318,802	1,474,989

		4,823,335

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	8,260	663,717

Colombia — 0.0%
Bancolombia SA	28,795	180,425

Security	Shares	Value

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,552	$363,080
Dr Ing hc F Porsche AG(b)	7,177	921,162
Henkel AG & Co. KGaA, Preference Shares	11,206	876,689
Porsche Automobil Holding SE, Preference Shares	9,969	572,290
Sartorius AG, Preference Shares	1,455	613,219
Volkswagen AG, Preference Shares	10,776	1,470,625

		4,817,065

Russia — 0.0%
Surgutneftegas PJSC(d)	376,618	48

South Korea — 0.2%
Hyundai Motor Co., Preference Shares	2,998	220,500
LG Chem Ltd.	671	160,775
Samsung Electronics Co. Ltd.	50,252	2,091,217

		2,472,492

Total Preferred Securities — 0.9% (Cost: $11,720,097)		12,957,082

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 05/18/23, Strike Price BRL 41.15)	216	560

Total Rights — 0.0% (Cost: $ — )		560

Total Long-Term Investments — 98.9% (Cost: $1,146,806,450)		1,468,520,827

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	86,313,629	86,339,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(f)(g)	8,108,710	8,108,710

Total Short-Term Securities — 6.4% (Cost: $94,452,723)		94,448,233

Total Investments — 105.3% (Cost: $1,241,259,173)		1,562,969,060

Liabilities in Excess of Other Assets — (5.3)%		(78,525,356)

Net Assets — 100.0%		$1,484,443,704

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$85,600,096	$740,217	(a)	$—	$17,520	$(18,310)	$86,339,523	86,313,629	$86,260	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	8,108,710	(a)	—	—	—	8,108,710	8,108,710	91,607		—

					$17,520	$(18,310)	$94,448,233		$177,867		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index Mini	29	06/15/23	$1,297	$27,150
MSCI EAFE Index	99	06/16/23	10,378	436,223
MSCI Emerging Markets Index	90	06/16/23	4,480	157,730

				$621,103

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$78,521,841	$—	$78,521,841
Austria	—	1,851,920	—	1,851,920
Belgium	—	8,544,801	—	8,544,801
Brazil	15,189,879	—	—	15,189,879
Canada	110,165,182	—	—	110,165,182
Chile	1,459,537	677,542	—	2,137,079
China	11,239,102	119,682,252	11,355	130,932,709
Colombia	138,456	—	—	138,456
Czech Republic	499,227	228,803	—	728,030
Denmark	—	29,273,966	—	29,273,966
Egypt	—	167,183	—	167,183
Finland	—	11,653,690	—	11,653,690
France	—	114,651,736	—	114,651,736
Germany	—	76,608,709	—	76,608,709
Greece	—	1,376,279	—	1,376,279
Hong Kong	—	28,084,878	—	28,084,878
Hungary	—	757,497	—	757,497
India	2,512,617	50,420,549	—	52,933,166
Indonesia	—	7,752,899	—	7,752,899
Ireland	658,791	10,125,528	—	10,784,319
Isle of Man	—	532,263	—	532,263
Israel	2,055,250	4,395,198	—	6,450,448
Italy	—	19,566,831	—	19,566,831
Japan	216,185	205,559,393	—	205,775,578
Jordan	—	181,716	—	181,716
Kuwait	—	3,667,113	—	3,667,113
Luxembourg	146,701	1,967,387	—	2,114,088
Macau	—	454,398	—	454,398
Malaysia	654,686	5,177,248	—	5,831,934
Mexico	10,958,019	—	—	10,958,019
Netherlands	323,610	47,149,294	—	47,472,904
New Zealand	—	2,400,625	—	2,400,625
Norway	—	6,360,672	—	6,360,672
Peru	1,120,076	—	—	1,120,076
Philippines	—	3,025,450	—	3,025,450
Poland	—	2,817,239	—	2,817,239
Portugal	—	1,705,123	—	1,705,123
Qatar	160,789	3,474,046	—	3,634,835
Republic of Korea	12,160	—	—	12,160
Russia	—	—	712	712
Saudi Arabia	182,935	15,855,738	—	16,038,673
Singapore	2,205,222	11,857,023	—	14,062,245
South Africa	4,070,324	12,332,450	—	16,402,774
South Korea	271,790	45,872,876	—	46,144,666
Spain	—	24,802,856	—	24,802,856
Sweden	—	29,853,342	—	29,853,342
Switzerland	—	97,012,062	—	97,012,062
Taiwan	—	61,029,682	—	61,029,682
Thailand	115,462	8,452,229	—	8,567,691
Turkey	373,122	1,733,426	—	2,106,548
United Arab Emirates	182,586	4,860,687	—	5,043,273
United Kingdom	703,296	127,055,417	—	127,758,713
United States	404,257	—	—	404,257
Preferred Securities
Preferred Stocks
South Korea	—	2,472,492	—	2,472,492
Brazil	4,823,335	—	—	4,823,335

20

Schedule of Investments (unaudited) (continued) March 31, 2023	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Preferred Stocks (continued)
Chile	$—	$663,717	$—	$663,717
Colombia	180,425	—	—	180,425
Russia	—	—	48	48
Germany	—	4,817,065	—	4,817,065
Rights	560	—	—	560
Short-Term Securities
Money Market Funds	94,448,233	—	—	94,448,233

	$265,471,814	$1,297,485,131	$12,115	$1,562,969,060

Derivative Financial Instruments(a)
Assets
Equity Contracts	$621,103	$—	$—	$621,103

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21